First Trust STOXX® European Select Dividend Index Fund (FDD)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 97.9%
	Belgium — 3.4%
112,384	Ageas S.A./N.V. (EUR)	$5,136,867
	Denmark — 5.7%
2,418	AP Moller - Maersk A/S, Class A (DKK)	4,104,131
87,676	Sydbank A/S (DKK)	4,645,737
		8,749,868
	France — 11.6%
79,667	BNP Paribas S.A. (EUR)	5,079,065
296,944	Credit Agricole S.A. (EUR)	4,051,477
361,865	Orange S.A. (EUR)	3,625,044
174,889	Rubis S.C.A. (EUR)	4,918,431
		17,674,017
	Germany — 12.6%
11,660	Allianz SE (EUR)	3,240,450
46,493	Bayerische Motoren Werke AG (Preference Shares) (EUR)	4,105,326
320,428	K+S AG (EUR)	4,315,268
54,651	Mercedes-Benz Group AG (EUR)	3,779,186
32,969	Volkswagen AG (Preference Shares) (EUR)	3,721,481
		19,161,711
	Italy — 5.3%
355,840	Poste Italiane S.p.A. (EUR) (c) (d)	4,533,030
805,660	Snam S.p.A. (EUR)	3,564,317
		8,097,347
	Netherlands — 16.2%
431,114	ABN AMRO Bank N.V. (EUR) (c) (d)	7,087,122
101,194	ASR Nederland N.V. (EUR)	4,823,716
414,297	ING Groep N.V. (EUR)	7,082,205
121,392	NN Group N.V. (EUR)	5,648,709
		24,641,752
	Norway — 3.8%
226,153	Aker BP ASA (NOK)	5,765,556
	Poland — 4.1%
370,761	ORLEN S.A. (PLN)	6,234,226
	Spain — 2.6%
214,314	Endesa S.A. (EUR)	4,024,628
	Sweden — 3.5%
534,084	Tele2 AB, Class B (SEK)	5,376,617
	Switzerland — 4.1%
37,249	Holcim AG (CHF)	3,300,980
5,387	Zurich Insurance Group AG (CHF)	2,872,627
		6,173,607
Shares	Description	Value

	United Kingdom — 25.0%
847,777	HSBC Holdings PLC (GBP)	$7,329,154
587,934	IG Group Holdings PLC (GBP)	6,086,843
2,114,671	Legal & General Group PLC (GBP)	6,068,037
1,811,931	NatWest Group PLC (GBP)	7,141,630
86,218	Rio Tinto PLC (GBP)	5,668,451
3,175,600	Taylor Wimpey PLC (GBP)	5,706,269
		38,000,384
	Total Common Stocks	149,036,580
	(Cost $145,392,143)
MONEY MARKET FUNDS — 0.2%
276,097	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.14% (e)	276,097
	(Cost $276,097)

	Total Investments — 98.1%	149,312,677
	(Cost $145,668,240)
	Net Other Assets and Liabilities — 1.9%	2,968,851
	Net Assets — 100.0%	$152,281,528

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of June 30, 2024.

First Trust STOXX® European Select Dividend Index Fund (FDD)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)

Abbreviations throughout the Portfolio of Investments:
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
PLN	– Polish Zloty
SEK	– Swedish Krona
USD	– United States Dollar

Sector Allocation	% of Total Long-Term Investments
Financials	54.2%
Consumer Discretionary	11.6
Materials	8.9
Utilities	8.4
Energy	8.1
Communication Services	6.0
Industrials	2.8
Total	100.0%

Currency Exposure Diversification	% of Total Investments
EUR	52.7%
GBP	25.4
DKK	5.9
PLN	4.2
CHF	4.1
NOK	3.9
SEK	3.6
USD	0.2
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 149,036,580	$ 149,036,580	$ —	$ —
Money Market Funds	276,097	276,097	—	—
Total Investments	$149,312,677	$149,312,677	$—	$—

*	See Portfolio of Investments for country breakout.

First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.7%
	Belgium — 0.9%
5,536	Warehouses De Pauw C.V.A. (EUR)	$149,998
	Cayman Islands — 2.2%
284,566	ESR Group Ltd. (HKD) (c) (d)	373,880
	Japan — 9.5%
338	Daiwa House REIT Investment Corp. (JPY)	516,380
540	GLP J-REIT (JPY)	440,686
118	LaSalle Logiport REIT (JPY)	108,253
52	Mitsubishi Estate Logistics REIT Investment Corp. (JPY)	123,140
49	Mitsui Fudosan Logistics Park, Inc. (JPY)	132,025
188	Nippon Prologis REIT, Inc. (JPY)	293,294
		1,613,778
	Singapore — 5.2%
277,364	Frasers Logistics & Commercial Trust (SGD) (d)	194,319
188,200	Keppel DC REIT (SGD)	249,823
461,077	Mapletree Logistics Trust (SGD)	438,635
		882,777
	United Kingdom — 7.2%
92,724	LondonMetric Property PLC (GBP)	226,688
69,369	Segro PLC (GBP)	787,622
105,461	Tritax Big Box REIT PLC (GBP)	206,768
		1,221,078
	United States — 74.7%
6,503	American Tower Corp.	1,264,053
30,632	Americold Realty Trust, Inc.	782,341
11,967	Crown Castle, Inc.	1,169,176
8,111	Digital Realty Trust, Inc.	1,233,277
40,180	DigitalBridge Group, Inc.	550,466
4,332	EastGroup Properties, Inc.	736,873
1,501	Equinix, Inc.	1,135,657
14,464	First Industrial Realty Trust, Inc.	687,185
58,039	LXP Industrial Trust	529,316
5,706	Plymouth Industrial REIT, Inc.	121,994
9,661	Prologis, Inc.	1,085,027
15,738	Rexford Industrial Realty, Inc.	701,757
5,666	SBA Communications Corp.	1,112,236
20,031	STAG Industrial, Inc.	722,318
12,180	Terreno Realty Corp.	720,812
43,018	Uniti Group, Inc.	125,613
		12,678,101
	Total Common Stocks	16,919,612
	(Cost $17,199,150)
Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
33,967	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.14% (e)	$33,967
	(Cost $33,967)

	Total Investments — 99.9%	16,953,579
	(Cost $17,233,117)
	Net Other Assets and Liabilities — 0.1%	12,557
	Net Assets — 100.0%	$16,966,136

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of June 30, 2024.

Abbreviations throughout the Portfolio of Investments:
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
SGD	– Singapore Dollar
USD	– United States Dollar

Sector Allocation	% of Total Long-Term Investments
Real Estate	100.0%

Currency Exposure Diversification	% of Total Investments
USD	75.0%
JPY	9.5
GBP	7.2
SGD	5.2
HKD	2.2
EUR	0.9
Total	100.0%

First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 16,919,612	$ 16,919,612	$ —	$ —
Money Market Funds	33,967	33,967	—	—
Total Investments	$16,953,579	$16,953,579	$—	$—

*	See Portfolio of Investments for country breakout.

First Trust Dow Jones Global Select Dividend Index Fund (FGD)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.1%
	Australia — 3.8%
1,354,588	Bank of Queensland Ltd. (AUD)	$5,250,166
322,302	Fortescue Ltd. (AUD)	4,603,301
1,120,358	Harvey Norman Holdings Ltd. (AUD)	3,116,611
1,032,161	IGO Ltd. (AUD)	3,883,436
328,960	Super Retail Group Ltd. (AUD)	3,061,308
		19,914,822
	Austria — 1.0%
122,553	OMV AG (EUR)	5,336,552
	Belgium — 1.2%
137,494	Ageas S.A./N.V. (EUR)	6,284,599
	Bermuda — 0.8%
691,088	CK Infrastructure Holdings Ltd. (HKD)	3,902,777
	Canada — 14.3%
2,026,584	B2Gold Corp. (CAD)	5,436,616
102,840	Bank of Nova Scotia (The) (CAD)	4,704,307
156,935	BCE, Inc. (CAD)	5,082,994
1,421,985	Birchcliff Energy Ltd. (CAD)	6,246,943
93,262	Canadian Imperial Bank of Commerce (CAD)	4,434,555
198,021	Canadian Utilities Ltd., Class A (CAD)	4,277,271
127,377	Great-West Lifeco, Inc. (CAD)	3,715,958
181,712	IGM Financial, Inc. (CAD)	5,016,821
275,227	Labrador Iron Ore Royalty Corp. (CAD)	5,854,395
261,992	Laurentian Bank of Canada (CAD)	5,084,527
150,228	Manulife Financial Corp. (CAD)	4,000,443
699,588	Peyto Exploration & Development Corp. (CAD)	7,455,863
141,972	Power Corp. of Canada (CAD)	3,945,598
135,973	TC Energy Corp. (CAD)	5,154,461
267,955	TELUS Corp. (CAD)	4,056,393
		74,467,145
	Cayman Islands — 0.9%
962,417	CK Hutchison Holdings Ltd. (HKD)	4,609,318
	Denmark — 2.8%
2,571	AP Moller - Maersk A/S, Class A (DKK)	4,363,822
230,400	D/S Norden A/S (DKK)	10,031,344
		14,395,166
	Finland — 1.7%
611,626	Fortum Oyj (EUR)	8,941,039
Shares	Description	Value

	France — 1.9%
1,016,063	Ayvens S.A. (EUR) (c) (d)	$5,892,349
57,062	TotalEnergies SE (EUR)	3,809,022
		9,701,371
	Germany — 9.1%
12,730	Allianz SE (EUR)	3,537,815
106,552	BASF SE (EUR)	5,156,147
58,309	Bayerische Motoren Werke AG (Preference Shares) (EUR)	5,148,677
196,740	Freenet AG (EUR)	5,225,330
102,895	Hapag-Lloyd AG (EUR) (c) (d)	19,096,871
72,106	Mercedes-Benz Group AG (EUR)	4,986,222
39,883	Volkswagen AG (Preference Shares) (EUR)	4,501,920
		47,652,982
	Hong Kong — 5.8%
2,051,043	BOC Hong Kong Holdings Ltd. (HKD)	6,316,720
2,112,237	Henderson Land Development Co., Ltd. (HKD)	5,666,677
2,998,939	New World Development Co., Ltd. (HKD)	2,807,287
13,635,079	PCCW Ltd. (HKD)	6,827,099
4,915,913	Sino Land Co., Ltd. (HKD)	5,067,595
2,384,351	Swire Properties Ltd. (HKD)	3,798,327
		30,483,705
	Israel — 0.7%
806,683	ICL Group Ltd. (ILS)	3,483,268
	Italy — 3.4%
2,222,425	A2A S.p.A. (EUR)	4,425,809
126,955	Azimut Holding S.p.A. (EUR)	2,993,895
317,256	Eni S.p.A. (EUR)	4,876,993
440,004	Poste Italiane S.p.A. (EUR) (c) (d)	5,605,192
		17,901,889
	Japan — 0.8%
144,370	Japan Tobacco, Inc. (JPY)	3,901,552
	Jersey — 0.8%
123,350	Janus Henderson Group PLC	4,158,128
	Luxembourg — 1.6%
159,535	APERAM S.A. (EUR)	4,124,418
756,792	B&M European Value Retail S.A. (GBP)	4,182,503
		8,306,921
	Netherlands — 3.8%
102,489	ASR Nederland N.V. (EUR)	4,885,446
38,492	LyondellBasell Industries N.V., Class A	3,682,145

First Trust Dow Jones Global Select Dividend Index Fund (FGD)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Netherlands (Continued)
139,721	NN Group N.V. (EUR)	$6,501,609
326,708	SBM Offshore N.V. (EUR)	5,003,400
		20,072,600
	New Zealand — 0.7%
1,455,976	Spark New Zealand Ltd. (NZD)	3,689,226
	South Korea — 10.7%
853,973	BNK Financial Group, Inc. (KRW)	5,254,741
54,818	DB Insurance Co., Ltd. (KRW)	4,559,870
653,429	DGB Financial Group, Inc. (KRW)	3,807,120
108,783	Hana Financial Group, Inc. (KRW)	4,797,042
44,839	Hyundai Motor Co. (Preference Shares) (KRW)	5,967,675
508,667	Industrial Bank of Korea (KRW)	5,180,902
71,888	KB Financial Group, Inc. (KRW)	4,099,679
61,612	KT&G Corp. (KRW)	3,947,823
619,064	LG Uplus Corp. (KRW)	4,416,424
17,921	Samsung Fire & Marine Insurance Co., Ltd. (KRW)	5,064,489
130,642	Samsung Securities Co., Ltd. (KRW)	3,777,371
462,651	Woori Financial Group, Inc. (KRW)	4,937,409
		55,810,545
	Spain — 10.2%
96,748	ACS Actividades de Construccion y Servicios S.A. (EUR)	4,173,504
926,921	Bankinter S.A. (EUR)	7,570,227
1,627,503	CaixaBank S.A. (EUR)	8,615,526
189,589	Cia de Distribucion Integral Logista Holdings S.A. (EUR)	5,364,328
359,741	Enagas S.A. (EUR)	5,351,328
2,609,865	Mapfre S.A. (EUR)	6,020,508
190,936	Naturgy Energy Group S.A. (EUR)	4,122,377
320,863	Redeia Corp. S.A. (EUR)	5,608,015
1,509,286	Telefonica S.A. (EUR)	6,400,828
		53,226,641
	Sweden — 1.3%
2,565,698	Telia Co., AB (SEK)	6,882,045
	Switzerland — 2.2%
25,295	Helvetia Holding AG (CHF)	3,420,716
34,469	Swiss Re AG (CHF)	4,277,693
7,558	Zurich Insurance Group AG (CHF)	4,030,317
		11,728,726
Shares	Description	Value

	United Kingdom — 7.2%
3,385,043	abrdn PLC (GBP)	$6,341,500
245,562	British American Tobacco PLC (GBP)	7,543,051
541,008	IG Group Holdings PLC (GBP)	5,601,021
2,008,922	Legal & General Group PLC (GBP)	5,764,591
1,229,964	Phoenix Group Holdings PLC (GBP)	8,108,234
68,214	Rio Tinto PLC (GBP)	4,484,768
		37,843,165
	United States — 12.4%
176,848	Altria Group, Inc.	8,055,426
286,562	AT&T, Inc.	5,476,200
204,204	First Interstate BancSystem, Inc., Class A	5,670,745
192,298	Kohl’s Corp.	4,420,931
100,929	Lazard, Inc.	3,853,469
445,056	Northwest Bancshares, Inc.	5,140,397
136,252	OneMain Holdings, Inc.	6,606,860
33,344	Prudential Financial, Inc.	3,907,583
291,684	Sitio Royalties Corp., Class A	6,886,659
100,150	Universal Corp.	4,826,229
121,729	Verizon Communications, Inc.	5,020,104
415,590	Western Union (The) Co.	5,078,510
		64,943,113

	Total Investments — 99.1%	517,637,295
	(Cost $536,270,743)
	Net Other Assets and Liabilities — 0.9%	4,854,370
	Net Assets — 100.0%	$522,491,665

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

First Trust Dow Jones Global Select Dividend Index Fund (FGD)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
KRW	– South Korean Won
NZD	– New Zealand Dollar
SEK	– Swedish Krona
USD	– United States Dollar

Sector Allocation	% of Total Long-Term Investments
Financials	40.2%
Industrials	10.3
Communication Services	10.3
Energy	8.6
Materials	7.9
Utilities	7.1
Consumer Discretionary	6.8
Consumer Staples	5.5
Real Estate	3.3
Total	100.0%

Currency Exposure Diversification	% of Total Investments
EUR	32.8%
CAD	14.4
USD	14.1
KRW	10.8
GBP	8.1
HKD	7.5
AUD	3.8
DKK	2.8
CHF	2.3
SEK	1.3
JPY	0.7
NZD	0.7
ILS	0.7
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 517,637,295	$ 517,637,295	$ —	$ —

*	See Portfolio of Investments for country breakout.

First Trust Global Wind Energy ETF (FAN)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.6%
	Bermuda — 0.7%
17,528,856	Concord New Energy Group Ltd. (HKD)	$1,346,811
	Brazil — 0.6%
36,874	Aeris Industria E Comercio De Equipamentos Para Geracao De Energia S.A. (BRL) (c)	33,641
702,434	Serena Energia S.A. (BRL) (c)	1,107,036
		1,140,677
	Canada — 12.1%
262,737	Boralex, Inc., Class A (CAD)	6,435,669
491,844	Innergex Renewable Energy, Inc. (CAD) (d)	3,677,909
766,815	Northland Power, Inc. (CAD) (d)	13,183,355
		23,296,933
	Cayman Islands — 0.1%
1,377,635	China High Speed Transmission Equipment Group Co., Ltd. (HKD) (c) (d)	195,821
	China — 6.3%
6,620,237	China Datang Corp. Renewable Power Co., Ltd., Class H (HKD)	1,712,485
9,543,647	China Longyuan Power Group Corp., Ltd., Class H (HKD)	8,579,328
1,813,734	China Suntien Green Energy Corp., Ltd., Class H (HKD)	822,202
2,326,788	Goldwind Science & Technology Co., Ltd., Class H (HKD) (d)	947,514
		12,061,529
	Denmark — 15.8%
781,097	Cadeler A/S (NOK) (c) (d)	4,930,780
254,419	Orsted A/S (DKK) (c) (e) (f)	13,539,494
512,576	Vestas Wind Systems A/S (DKK) (c)	11,868,763
		30,339,037
	France — 3.4%
222,406	Engie S.A. (EUR)	3,176,208
85,009	Neoen S.A. (EUR) (e) (f)	3,428,582
		6,604,790
	Germany — 10.4%
132,334	Encavis AG (EUR) (c)	2,395,121
20,614	Energiekontor AG (EUR)	1,381,994
376,937	Nordex SE (EUR) (c) (d)	4,618,109
101,596	PNE AG (EUR) (d)	1,477,562
106,439	RWE AG (EUR)	3,642,009
54,962	SGL Carbon SE (EUR) (c) (d)	373,183
232,286	Siemens Energy AG (EUR) (c)	6,047,521
		19,935,499
Shares	Description	Value

	Greece — 1.7%
159,858	Terna Energy S.A. (EUR)	$3,336,688
	Israel — 0.6%
66,784	Enlight Renewable Energy Ltd. (ILS) (c)	1,058,197
	Italy — 6.5%
560,874	Enel S.p.A. (EUR)	3,900,740
167,290	ERG S.p.A. (EUR)	4,199,494
71,653	Prysmian S.p.A. (EUR)	4,436,922
		12,537,156
	Japan — 4.4%
211,000	Hitachi Ltd. (JPY)	4,722,550
774,010	Toray Industries, Inc. (JPY)	3,663,426
		8,385,976
	Norway — 0.7%
685,228	Aker Horizons ASA (NOK) (c) (d)	180,340
53,730	Bonheur ASA (NOK)	1,207,755
		1,388,095
	South Korea — 1.4%
43,472	CS Bearing Co., Ltd. (KRW) (c)	223,282
65,959	CS Wind Corp. (KRW)	2,371,936
31,307	Dongkuk Structures & Construction Co., Ltd. (KRW) (c)	66,412
		2,661,630
	Spain — 10.2%
27,049	Acciona S.A. (EUR) (d)	3,195,186
893,185	EDP Renovaveis S.A. (EUR)	12,483,068
310,699	Iberdrola S.A. (EUR)	4,031,184
		19,709,438
	Sweden — 3.2%
576,208	Orron Energy AB (SEK) (c) (d)	388,705
442,630	OX2 AB (SEK) (c)	2,482,721
163,629	SKF AB, Class B (SEK)	3,285,239
		6,156,665
	Switzerland — 1.8%
21,406	BKW AG (CHF)	3,414,191
	Taiwan — 2.8%
587,863	Century Iron & Steel Industrial Co., Ltd. (TWD)	5,472,454
	Turkey — 0.2%
487,268	Galata Wind Enerji A/S (TRY)	468,545
	United Kingdom — 0.9%
275,765	ReNew Energy Global PLC, Class A (c)	1,720,774
	United States — 15.8%
74,779	Alliant Energy Corp.	3,806,251
37,220	American Superconductor Corp. (c)	870,576

First Trust Global Wind Energy ETF (FAN)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	United States (Continued)
43,020	Arcosa, Inc.	$3,588,298
80,348	Clearway Energy, Inc., Class C	1,983,792
5,690	GE Vernova, Inc. (c)	975,892
22,759	General Electric Co.	3,617,998
47,954	Hexcel Corp.	2,994,727
64,698	NextEra Energy, Inc.	4,581,266
23,840	Owens Corning	4,141,485
42,513	Timken (The) Co.	3,406,567
133,566	TPI Composites, Inc. (c) (d)	532,928
		30,499,780
	Total Common Stocks	191,730,686
	(Cost $236,992,966)
MONEY MARKET FUNDS — 0.1%
183,270	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.14% (g)	183,270
	(Cost $183,270)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 11.5%
$10,900,081	JPMorgan Chase & Co., 5.32% (g), dated 06/28/24, due 07/01/24, with a maturity value of $10,904,913. Collateralized by U.S. Treasury Securities, interest rates of 2.63% to 6.25%, due 07/31/29 to 08/15/32. The value of the collateral including accrued interest is $11,118,083. (h)	$10,900,081
11,344,983	Mizuho Financial Group, Inc., 5.32% (g), dated 06/28/24, due 07/01/24, with a maturity value of $11,350,013. Collateralized by U.S. Treasury Securities, interest rates of 0.50% to 5.00%, due 07/31/24 to 09/30/29. The value of the collateral including accrued interest is $11,571,884. (h)	11,344,983
	Total Repurchase Agreements	22,245,064
	(Cost $22,245,064)

	Total Investments — 111.2%	214,159,020
	(Cost $259,421,300)
	Net Other Assets and Liabilities — (11.2)%	(21,568,868)
	Net Assets — 100.0%	$192,590,152

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $20,670,987 and the total value of the collateral held by the Fund is $22,245,064.

(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

First Trust Global Wind Energy ETF (FAN)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Rate shown reflects yield as of June 30, 2024.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
SEK	– Swedish Krona
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar

Sector Allocation	% of Total Long-Term Investments
Utilities	57.8%
Industrials	37.0
Materials	4.8
Energy	0.4
Total	100.0%

Currency Exposure Diversification	% of Total Investments
EUR	29.0%
USD	25.5
DKK	11.9
CAD	10.9
HKD	6.4
JPY	3.9
NOK	2.9
SEK	2.9
TWD	2.6
CHF	1.6
KRW	1.2
BRL	0.5
ILS	0.5
TRY	0.2
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 191,730,686	$ 191,730,686	$ —	$ —
Money Market Funds	183,270	183,270	—	—
Repurchase Agreements	22,245,064	—	22,245,064	—
Total Investments	$214,159,020	$191,913,956	$22,245,064	$—

*	See Portfolio of Investments for country breakout.

First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.0%
582	General Electric Co.	$92,521
	Building Products — 9.3%
555	Advanced Drainage Systems, Inc.	89,016
485	Builders FirstSource, Inc. (a)	67,129
243	Carlisle Cos., Inc.	98,466
1,621	Carrier Global Corp.	102,253
1,409	Johnson Controls International PLC	93,656
197	Lennox International, Inc.	105,391
1,249	Masco Corp.	83,271
551	Owens Corning	95,720
309	Trane Technologies PLC	101,639
		836,541
	Construction & Engineering — 3.0%
961	AECOM	84,703
261	EMCOR Group, Inc.	95,286
356	Quanta Services, Inc.	90,456
		270,445
	Construction Materials — 1.9%
151	Martin Marietta Materials, Inc.	81,812
346	Vulcan Materials Co.	86,043
		167,855
	Electric Utilities — 16.9%
1,894	Alliant Energy Corp.	96,405
1,107	American Electric Power Co., Inc.	97,128
476	Constellation Energy Corp.	95,328
963	Duke Energy Corp.	96,521
1,334	Edison International	95,795
884	Entergy Corp.	94,588
1,784	Evergy, Inc.	94,498
1,552	Eversource Energy	88,014
2,495	Exelon Corp.	86,352
2,440	FirstEnergy Corp.	93,379
1,436	NextEra Energy, Inc.	101,683
1,231	NRG Energy, Inc.	95,846
5,574	PG&E Corp.	97,322
3,433	PPL Corp.	94,922
1,319	Southern (The) Co.	102,315
1,716	Xcel Energy, Inc.	91,652
		1,521,748
	Electrical Equipment — 7.7%
509	AMETEK, Inc.	84,855
289	Eaton Corp. PLC	90,616
809	Emerson Electric Co.	89,119
226	Hubbell, Inc.	82,599
Shares	Description	Value

	Electrical Equipment (Continued)
1,226	nVent Electric PLC	$93,924
551	Regal Rexnord Corp.	74,506
318	Rockwell Automation, Inc.	87,539
1,063	Vertiv Holdings Co., Class A	92,024
		695,182
	Energy Equipment & Services — 2.8%
2,701	Baker Hughes Co.	94,994
2,242	Halliburton Co.	75,735
1,700	Schlumberger N.V.	80,206
		250,935
	Gas Utilities — 1.0%
803	Atmos Energy Corp.	93,670
	Ground Transportation — 2.8%
2,591	CSX Corp.	86,669
368	Norfolk Southern Corp.	79,006
389	Union Pacific Corp.	88,015
		253,690
	Independent Power and Renewable Electricity Producers — 2.2%
5,152	AES (The) Corp.	90,521
1,275	Vistra Corp.	109,624
		200,145
	Industrial Conglomerates — 2.2%
985	3M Co.	100,657
466	Honeywell International, Inc.	99,510
		200,167
	IT Services — 6.3%
874	Akamai Technologies, Inc. (a)	78,730
955	Cloudflare, Inc., Class A (a)	79,102
725	GoDaddy, Inc., Class A (a)	101,290
258	MongoDB, Inc. (a)	64,490
911	Okta, Inc. (a)	85,279
576	Snowflake, Inc., Class A (a)	77,812
484	VeriSign, Inc. (a)	86,055
		572,758
	Machinery — 16.8%
247	Caterpillar, Inc.	82,276
303	Cummins, Inc.	83,910
530	Dover Corp.	95,638
1,100	Fortive Corp.	81,510
1,006	Graco, Inc.	79,756
389	IDEX Corp.	78,267
356	Illinois Tool Works, Inc.	84,358
985	Ingersoll Rand, Inc.	89,477
378	Lincoln Electric Holdings, Inc.	71,306

First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
341	Nordson Corp.	$79,091
937	Otis Worldwide Corp.	90,195
772	PACCAR, Inc.	79,470
165	Parker-Hannifin Corp.	83,459
1,123	Pentair PLC	86,100
315	Snap-on, Inc.	82,338
984	Stanley Black & Decker, Inc.	78,612
621	Westinghouse Air Brake Technologies Corp.	98,149
713	Xylem, Inc.	96,704
		1,520,616
	Metals & Mining — 3.6%
1,809	Freeport-McMoRan, Inc.	87,917
465	Nucor Corp.	73,507
278	Reliance, Inc.	79,397
636	Steel Dynamics, Inc.	82,362
		323,183
	Multi-Utilities — 10.6%
1,274	Ameren Corp.	90,594
3,329	CenterPoint Energy, Inc.	103,132
1,586	CMS Energy Corp.	94,415
1,037	Consolidated Edison, Inc.	92,728
1,873	Dominion Energy, Inc.	91,777
865	DTE Energy Co.	96,024
3,369	NiSource, Inc.	97,061
1,381	Public Service Enterprise Group, Inc.	101,780
1,326	Sempra	100,855
1,156	WEC Energy Group, Inc.	90,700
		959,066
	Oil, Gas & Consumable Fuels — 5.5%
578	Cheniere Energy, Inc.	101,052
5,003	Kinder Morgan, Inc.	99,410
1,157	ONEOK, Inc.	94,353
796	Targa Resources Corp.	102,509
2,378	Williams (The) Cos., Inc.	101,065
		498,389
	Specialized REITs — 5.2%
514	American Tower Corp.	99,911
946	Crown Castle, Inc.	92,424
641	Digital Realty Trust, Inc.	97,464
119	Equinix, Inc.	90,036
448	SBA Communications Corp.	87,942
		467,777
	Water Utilities — 1.1%
779	American Water Works Co., Inc.	100,616
	Total Common Stocks	9,025,304
	(Cost $7,656,304)
Shares	Description	Value
WARRANTS (b) — 0.0%
	Construction & Engineering — 0.0%
298	Webuild S.p.A., expiring 8/31/30 (EUR) (a) (c) (d) (e)	$3
	(Cost $0)
MONEY MARKET FUNDS — 0.1%
5,189	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (f)	5,189
	(Cost $5,189)

	Total Investments — 100.0%	9,030,496
	(Cost $7,661,493)
	Net Other Assets and Liabilities — 0.0%	3,661
	Net Assets — 100.0%	$9,034,157

(a)	Non-income producing security.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2024, securities noted as such are valued at $3 or 0.0% of net assets.

(e)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(f)	Rate shown reflects yield as of June 30, 2024.

Abbreviations throughout the Portfolio of Investments:
EUR	– Euro
REITs	– Real Estate Investment Trusts

First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 9,025,304	$ 9,025,304	$ —	$ —
Warrants*	3	—	—	3
Money Market Funds	5,189	5,189	—	—
Total Investments	$9,030,496	$9,030,493	$—	$3

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.6%
	Austria — 0.1%
13,141	Verbund AG (EUR) (c)	$1,036,503
	Belgium — 0.6%
88,459	Elia Group S.A./N.V. (EUR)	8,284,594
	Brazil — 2.8%
829,008	Alupar Investimento S.A. (BRL)	4,414,873
5,314	Centrais Eletricas Brasileiras S.A., ADR	34,169
503,380	Cia de Transmissao de Energia Eletrica Paulista (Preference Shares) (BRL)	2,364,673
2,503,696	Cia Paranaense de Energia - Copel, Class B (Preference Shares) (BRL)	4,165,287
909,196	Energisa S.A. (BRL)	7,419,817
2,848,938	Equatorial Energia S.A. (BRL)	15,640,849
901,067	Transmissora Alianca de Energia Eletrica S.A. (BRL)	5,517,526
231,416	WEG S.A. (BRL)	1,746,559
		41,303,753
	Canada — 2.0%
54,365	Fortis, Inc. (CAD)	2,112,925
21,723	Hammond Power Solutions (CAD) (c)	1,770,328
830,960	Hydro One Ltd. (CAD) (d) (e)	24,205,077
5,433	Stella-Jones, Inc. (CAD)	354,522
		28,442,852
	Cayman Islands — 0.1%
1,198,131	Wasion Group Holdings, Ltd. (HKD)	1,049,451
	China — 0.2%
111,208	BYD Co., Ltd., Class H (HKD)	3,303,892
	Denmark — 0.8%
133,484	NKT A/S (DKK) (f)	11,682,893
	France — 9.7%
187,975	Engie S.A. (EUR)	2,684,494
75,530	Nexans S.A. (EUR)	8,323,467
483,389	Schneider Electric SE (EUR)	116,116,897
357,981	SPIE S.A. (EUR)	12,950,574
		140,075,432
	Germany — 1.6%
209,703	E.ON SE (EUR)	2,752,247
133,922	Infineon Technologies AG (EUR)	4,920,154
76,747	Siemens AG (EUR)	14,278,435
49,919	SMA Solar Technology AG (EUR) (c)	1,409,226
		23,360,062
	Ireland — 17.3%
358,594	Eaton Corp. PLC	112,437,149
Shares	Description	Value

	Ireland (Continued)
1,636,351	Johnson Controls International PLC	$108,768,251
377,787	nVent Electric PLC	28,942,262
		250,147,662
	Italy — 5.4%
795,958	Enel S.p.A. (EUR)	5,535,690
724,707	Prysmian S.p.A. (EUR)	44,875,565
3,680,117	Terna-Rete Elettrica Nazionale (EUR)	28,447,748
		78,859,003
	Japan — 1.6%
2,600	Daihen Corp. (JPY)	134,129
11,035	GS Yuasa Corp. (JPY)	218,587
511,120	Hitachi Ltd. (JPY)	11,439,761
111,799	Meidensha Corp. (JPY)	2,536,306
27,525	NGK Insulators Ltd. (JPY)	352,424
128,800	Osaki Electric (JPY)	563,585
270,670	Panasonic Holdings Corp. (JPY)	2,215,628
196,000	Renesas Electronics Corp. (JPY)	3,665,635
87,600	Sumitomo Electric Industries Ltd. (JPY)	1,362,540
27,700	Takaoka Toko Co., Ltd. (JPY)	347,434
		22,836,029
	Jersey — 3.3%
676,023	Aptiv PLC (f)	47,605,540
	Netherlands — 0.5%
56,890	Alfen N.V. (EUR) (c) (d) (e) (f)	1,051,589
23,683	NXP Semiconductors N.V.	6,372,859
8,058	STMicroelectronics N.V.	316,518
		7,740,966
	Portugal — 0.2%
276,821	EDP - Energias de Portugal S.A. (EUR)	1,037,319
924,902	REN - Redes Energeticas Nacionais SGPS S.A. (EUR)	2,268,301
		3,305,620
	South Korea — 3.8%
49,971	HD Hyundai Electric Co., Ltd. (KRW)	11,253,912
412	Hyosung Heavy Industries Corp. (KRW)	103,561
62,364	Iljin Electric Co., Ltd. (KRW)	1,187,023
32,172	LS Electric Co., Ltd. (KRW)	5,153,597
131,297	Samsung SDI Co., Ltd. (KRW)	33,766,174
282,848	Taihan Electric Wire Co., Ltd. (KRW) (f)	3,402,806
		54,867,073

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Spain — 1.8%
609,130	Iberdrola S.A. (EUR)	$7,903,197
1,061,432	Redeia Corp. S.A. (EUR) (c)	18,551,614
		26,454,811
	Switzerland — 8.7%
2,179,739	ABB Ltd. (CHF)	121,111,437
62,003	Landis+Gyr Group AG (CHF)	5,010,204
		126,121,641
	Taiwan — 2.2%
60,724	Advantech Co., Ltd. (TWD)	692,566
680,413	Allis Electric Co., Ltd. (TWD)	3,125,057
47,157	Chung-Hsin Electric & Machinery Manufacturing Corp. (TWD)	273,277
518,945	Fortune Electric Co., Ltd. (TWD)	15,116,534
81,248	Ta Ya Electric Wire & Cable (TWD)	139,748
206,530	Voltronic Power Technology Corp. (TWD)	12,254,990
		31,602,172
	United Kingdom — 8.4%
10,624,056	National Grid PLC (GBP)	118,531,524
106,106	SSE PLC (GBP)	2,400,221
		120,931,745
	United States — 28.5%
75,410	Advanced Energy Industries, Inc.	8,201,592
61,125	AES (The) Corp.	1,073,966
89,989	American Superconductor Corp. (f)	2,104,843
51,981	Analog Devices, Inc.	11,865,183
4,606	Arcosa, Inc.	384,186
88,618	Atkore, Inc.	11,957,227
2,430	AZZ, Inc.	187,718
3,992	Belden, Inc.	374,450
417,597	Cisco Systems, Inc.	19,840,033
3,209	Digi International, Inc. (f)	73,582
63,084	Emerson Electric Co.	6,949,333
3,941	EnerSys	407,972
330,972	Enphase Energy, Inc. (f)	33,001,218
2,271	ESCO Technologies, Inc.	238,546
130,465	Fluence Energy, Inc. (f)	2,262,263
24,179	GE Vernova, Inc. (f)	4,146,940
6,684	Generac Holdings, Inc. (f)	883,758
98,975	General Electric Co.	15,734,056
71,805	Honeywell International, Inc.	15,333,240
133,400	Hubbell, Inc.	48,755,032
95,216	International Business Machines Corp.	16,467,607
101,979	Itron, Inc. (f)	10,091,842
Shares	Description	Value

	United States (Continued)
2,514	Littelfuse, Inc.	$642,553
6,397	MasTec, Inc. (f)	684,415
34,643	MYR Group, Inc. (f)	4,701,402
272,176	NVIDIA Corp.	33,624,623
175,784	Oracle Corp.	24,820,701
7,074	Preformed Line Products Co.	880,996
115,677	QUALCOMM, Inc.	23,040,545
216,276	Quanta Services, Inc.	54,953,569
131,887	SolarEdge Technologies, Inc. (f)	3,331,466
167,564	Tesla, Inc. (f)	33,157,564
94,375	Texas Instruments, Inc.	18,358,769
24,236	Trimble, Inc. (f)	1,355,277
2,026	Valmont Industries, Inc.	556,036
4,819	WESCO International, Inc.	763,908
33,971	Willdan Group, Inc. (f)	980,063
		412,186,474
	Total Common Stocks	1,441,198,168
	(Cost $1,332,977,567)
MONEY MARKET FUNDS — 1.5%
647,721	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (g)	647,721
21,424,700	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.11% (g) (h)	21,424,700
	Total Money Market Funds	22,072,421
	(Cost $22,072,421)

	Total Investments — 101.1%	1,463,270,589
	(Cost $1,355,049,988)
	Net Other Assets and Liabilities — (1.1)%	(15,589,573)
	Net Assets — 100.0%	$1,447,681,016

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $20,512,833 and the total value of the collateral held by the Fund is $21,424,700.

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Non-income producing security.
(g)	Rate shown reflects yield as of June 30, 2024.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
TWD	– New Taiwan Dollar
USD	– United States Dollar

Sector Allocation	% of Total Long-Term Investments
Industrials	57.2%
Utilities	18.5
Information Technology	18.2
Consumer Discretionary	6.1
Materials	0.0‡
Total	100.0%

‡	Amount is less than 0.1%.

Currency Exposure Diversification	% of Total Investments
USD	50.5%
EUR	19.3
CHF	8.6
GBP	8.3
KRW	3.7
BRL	2.8
TWD	2.2
CAD	1.9
JPY	1.6
DKK	0.8
HKD	0.3
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,441,198,168	$ 1,441,198,168	$ —	$ —
Money Market Funds	22,072,421	22,072,421	—	—
Total Investments	$1,463,270,589	$1,463,270,589	$—	$—

*	See Portfolio of Investments for country breakout.

First Trust Indxx Global Natural Resources Income ETF (FTRI)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.3%
	Australia — 4.6%
426,069	Gold Road Resources Ltd. (AUD)	$486,033
87,339	GrainCorp Ltd., Class A (AUD)	516,799
245,474	IGO Ltd. (AUD)	923,580
713,760	Origin Energy Ltd. (AUD)	5,170,966
568,510	Perseus Mining Ltd. (AUD)	891,242
		7,988,620
	Brazil — 0.2%
78,585	Cia de Saneamento de Minas Gerais Copasa MG (BRL)	293,669
	Canada — 33.4%
200,592	Agnico Eagle Mines Ltd.	13,118,717
164,991	Alamos Gold, Inc., Class A	2,587,059
248,310	ARC Resources Ltd. (CAD)	4,430,574
109,721	Birchcliff Energy Ltd. (CAD) (c)	482,017
482,483	Canadian Natural Resources Ltd. (CAD)	17,186,065
75,483	Dundee Precious Metals, Inc. (CAD) (c)	590,931
508,413	Kinross Gold Corp.	4,229,996
199,473	Nutrien Ltd.	10,155,171
42,063	Parex Resources, Inc. (CAD)	673,967
78,146	Peyto Exploration & Development Corp. (CAD) (c)	832,841
22,013	West Fraser Timber Co., Ltd. (CAD)	1,690,659
245,889	Whitecap Resources, Inc. (CAD)	1,799,166
		57,777,163
	China — 4.6%
1,507,005	CMOC Group Ltd., Class H (HKD)	1,377,890
1,177,916	Yankuang Energy Group Co., Ltd., Class H (HKD)	1,683,373
2,364,365	Zijin Mining Group Co., Ltd., Class H (HKD)	4,989,690
		8,050,953
	Colombia — 4.2%
652,833	Ecopetrol S.A., ADR (c)	7,305,201
	Hong Kong — 0.4%
1,181,452	Guangdong Investment Ltd. (HKD)	691,407
	India — 3.8%
947,383	Coal India Ltd. (INR)	5,375,557
94,878	Gujarat State Fertilizers & Chemicals Ltd. (INR)	275,802
65,246	Tata Chemicals Ltd. (INR)	863,113
		6,514,472
	Ireland — 3.0%
68,879	Pentair PLC	5,280,953
Shares	Description	Value

	Japan — 3.2%
376,300	Inpex Corp. (JPY)	$5,536,094
	Luxembourg — 0.5%
43,396	Adecoagro S.A.	422,243
16,712	APERAM S.A. (EUR)	432,051
		854,294
	Norway — 1.9%
127,180	Aker BP ASA (NOK)	3,242,334
	Switzerland — 3.6%
58,437	Bunge Global S.A.	6,239,318
	United Kingdom — 0.4%
198,399	Harbour Energy PLC (GBP)	781,728
	United States — 35.5%
36,985	Alliance Resource Partners, L.P. (d)	904,653
78,439	American Water Works Co., Inc.	10,131,181
13,448	Andersons (The), Inc.	667,021
23,875	California Water Service Group	1,157,699
75,646	CF Industries Holdings, Inc.	5,606,882
113,737	Essential Utilities, Inc.	4,245,802
51,638	FMC Corp.	2,971,767
347,267	Freeport-McMoRan, Inc.	16,877,176
7,224	Middlesex Water Co.	377,526
133,109	Mosaic (The) Co.	3,846,850
39,046	Northern Oil & Gas, Inc.	1,451,340
12,209	SJW Group	661,972
25,143	UFP Industries, Inc.	2,816,016
11,262	Watts Water Technologies, Inc., Class A	2,065,113
267,271	Weyerhaeuser Co.	7,587,824
		61,368,822
	Total Common Stocks	171,925,028
	(Cost $173,164,226)
MONEY MARKET FUNDS — 4.2%
174,847	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (e)	174,847
7,030,090	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.11% (e) (f)	7,030,090
	Total Money Market Funds	7,204,937
	(Cost $7,204,937)

	Total Investments — 103.5%	179,129,965
	(Cost $180,369,163)
	Net Other Assets and Liabilities — (3.5)%	(6,029,430)
	Net Assets — 100.0%	$173,100,535

First Trust Indxx Global Natural Resources Income ETF (FTRI)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $6,837,458 and the total value of the collateral held by the Fund is $7,030,090.

(d)	Security is a Master Limited Partnership (“MLP”).
(e)	Rate shown reflects yield as of June 30, 2024.
(f)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
INR	– Indian Rupee
JPY	– Japanese Yen
NOK	– Norwegian Krone
USD	– United States Dollar

Sector Allocation	% of Total Long-Term Investments
Materials	41.8%
Energy	30.1
Utilities	13.2
Industrials	5.9
Consumer Staples	4.6
Real Estate	4.4
Total	100.0%

Currency Exposure Diversification	% of Total Investments
USD	65.8%
CAD	15.5
HKD	4.9
AUD	4.5
INR	3.6
JPY	3.1
NOK	1.8
GBP	0.4
EUR	0.2
BRL	0.2
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 171,925,028	$ 171,925,028	$ —	$ —
Money Market Funds	7,204,937	7,204,937	—	—
Total Investments	$179,129,965	$179,129,965	$—	$—

*	See Portfolio of Investments for country breakout.

First Trust Indxx Global Agriculture ETF (FTAG)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 100.0%
	Australia — 1.1%
35,478	Incitec Pivot Ltd. (AUD)	$68,635
6,982	Nufarm Ltd. (AUD)	21,425
		90,060
	Canada — 4.3%
7,040	Nutrien Ltd. (CAD)	358,420
	Chile — 1.3%
2,607	Sociedad Quimica y Minera de Chile S.A., ADR	106,235
	China — 0.1%
6,974	First Tractor Co., Ltd., Class H (HKD)	6,600
	Germany — 16.1%
15,593	BASF SE (EUR)	754,559
12,883	Bayer AG (EUR)	363,966
8,513	Evonik Industries AG (EUR)	173,679
3,272	K+S AG (EUR)	44,065
		1,336,269
	India — 16.8%
7,311	Chambal Fertilisers and Chemicals Ltd. (INR)	44,434
5,379	Coromandel International Ltd. (INR)	103,264
2,017	Escorts Kubota Ltd. (INR)	100,297
2,683	Gujarat Narmada Valley Fertilizers & Chemicals Ltd. (INR)	22,860
7,280	Gujarat State Fertilizers & Chemicals Ltd. (INR)	21,162
21,666	Mahindra & Mahindra Ltd. (INR)	744,822
2,769	PI Industries Ltd. (INR)	126,143
10,072	Rashtriya Chemicals & Fertilizers Ltd. (INR)	23,335
9,119	Sumitomo Chemical India Ltd. (INR)	52,491
4,652	Tata Chemicals Ltd. (INR)	61,539
13,701	UPL Ltd. (INR)	93,794
		1,394,141
	Israel — 1.2%
23,457	ICL Group Ltd. (ILS)	101,288
	Japan — 7.0%
21,500	Kubota Corp. (JPY)	300,671
3,700	Mitsui Chemicals, Inc. (JPY)	102,107
500	Nippon Soda Co., Ltd. (JPY)	16,347
2,500	Nissan Chemical Corp. (JPY)	79,200
900	Sakata Seed Corp. (JPY)	19,271
30,300	Sumitomo Chemical Co., Ltd. (JPY)	64,916
		582,512
Shares	Description	Value

	Malaysia — 2.3%
146,101	Petronas Chemicals Group Bhd (MYR)	$195,421
	Mexico — 0.6%
36,077	Orbia Advance Corp. S.A.B. de C.V. (MXN)	50,344
	Netherlands — 3.9%
22,958	CNH Industrial N.V.	232,565
3,861	OCI N.V. (EUR)	94,235
		326,800
	Qatar — 4.7%
110,486	Industries Qatar QSC (QAR)	388,415
	Russia — 0.0%
1,918	PhosAgro PJSC (RUB) (c) (d) (e) (f)	0
	Singapore — 3.2%
117,000	Wilmar International Ltd. (SGD)	267,478
	Switzerland — 4.2%
188	Bucher Industries AG (CHF)	75,748
2,585	Bunge Global S.A.	276,001
		351,749
	Turkey — 0.9%
6,095	Gubre Fabrikalari T.A.S. (TRY) (d)	26,169
1,827	Turk Traktor ve Ziraat Makineleri A/S (TRY)	52,193
		78,362
	United Arab Emirates — 1.2%
151,571	Fertiglobe PLC (AED)	99,452
	United States — 31.1%
1,362	AGCO Corp.	133,313
220	Alamo Group, Inc.	38,060
3,337	CF Industries Holdings, Inc.	247,338
12,151	Corteva, Inc.	655,425
2,254	Deere & Co.	842,162
2,279	FMC Corp.	131,156
202	Lindsay Corp.	24,822
5,873	Mosaic (The) Co.	169,730
1,037	Scotts Miracle-Gro (The) Co.	67,467
825	SiteOne Landscape Supply, Inc. (d)	100,163
1,896	Toro (The) Co.	177,295
		2,586,931
	Total Common Stocks	8,320,477
	(Cost $10,817,545)

First Trust Indxx Global Agriculture ETF (FTAG)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
50,763	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (g)	$50,763
	(Cost $50,763)

	Total Investments — 100.6%	8,371,240
	(Cost $10,868,308)
	Net Other Assets and Liabilities — (0.6)%	(47,098)
	Net Assets — 100.0%	$8,324,142

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)	Non-income producing security.
(e)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2024, securities noted as such are valued at $0 or 0.0% of net assets.

(f)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(g)	Rate shown reflects yield as of June 30, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AED	– United Arab Emirates Dirham
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
INR	– Indian Rupee
JPY	– Japanese Yen
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
QAR	– Qatari Riyal
RUB	– Russian Ruble
SGD	– Singapore Dollar
TRY	– Turkish Lira
USD	– United States Dollar

Sector Allocation	% of Total Long-Term Investments
Materials	48.9%
Industrials	31.0
Consumer Discretionary	8.9
Consumer Staples	6.8
Health Care	4.4
Total	100.0%

Currency Exposure Diversification	% of Total Investments
USD	38.9%
EUR	17.1
INR	16.6
JPY	7.0
QAR	4.6
CAD	4.3
SGD	3.2
MYR	2.3
ILS	1.2
AED	1.2
AUD	1.1
TRY	0.9
CHF	0.9
MXN	0.6
HKD	0.1
RUB	0.0‡
Total	100.0%

‡	Investment is valued at $0.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Russia	$ —**	$ —	$ —	$ —**
Other Country Categories*	8,320,477	8,320,477	—	—
Money Market Funds	50,763	50,763	—	—
Total Investments	$8,371,240	$8,371,240	$—	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.9%
	Australia — 0.6%
891,175	Telstra Group Ltd. (AUD)	$2,152,094
	Brazil — 0.5%
255,090	Telefonica Brasil S.A., ADR	2,094,289
	Canada — 1.6%
61,092	BCE, Inc. (CAD)	1,978,719
54,440	Rogers Communications, Inc., Class B (CAD)	2,013,570
130,122	TELUS Corp. (CAD)	1,969,830
		5,962,119
	Cayman Islands — 1.2%
2,152,214	Xiaomi Corp., Class B (HKD) (c) (d) (e)	4,541,972
	China — 2.5%
36,888,503	China Tower Corp., Ltd., Class H (HKD) (c) (e)	4,771,052
2,187,990	ZTE Corp., Class H (HKD) (d)	4,841,622
		9,612,674
	Finland — 2.4%
101,081	Elisa Oyj (EUR)	4,637,548
1,239,800	Nokia Oyj, ADR (f)	4,686,444
		9,323,992
	France — 0.5%
202,870	Orange S.A. (EUR)	2,032,285
	Germany — 1.6%
85,864	Deutsche Telekom AG (EUR)	2,159,129
113,077	Infineon Technologies AG (EUR)	4,154,331
		6,313,460
	Guernsey — 1.3%
61,828	Amdocs Ltd.	4,879,466
	Hong Kong — 1.3%
3,448,022	Lenovo Group Ltd. (HKD)	4,865,791
	India — 7.0%
121,938	Bharti Airtel Ltd. (INR)	2,111,642
274,293	HCL Technologies Ltd. (INR)	4,801,176
264,481	Infosys Ltd., ADR (f)	4,924,636
102,994	Tata Consultancy Services Ltd. (INR)	4,822,114
287,931	Tech Mahindra Ltd. (INR)	4,938,895
846,531	Wipro Ltd., ADR (f)	5,163,839
		26,762,302
	Indonesia — 0.6%
11,715,272	Telkom Indonesia Persero Tbk PT (IDR)	2,239,316
	Italy — 3.0%
440,303	Infrastrutture Wireless Italiane S.p.A. (EUR) (c) (e)	4,597,541
Shares	Description	Value

	Italy (Continued)
75,105	Prysmian S.p.A. (EUR)	$4,650,679
8,686,590	Telecom Italia S.p.A. (EUR) (d) (f)	2,079,200
		11,327,420
	Japan — 10.4%
304,920	Fujitsu Ltd. (JPY)	4,770,238
76,448	KDDI Corp. (JPY)	2,021,318
412,084	Kyocera Corp. (JPY)	4,742,206
280,265	Mitsubishi Electric Corp. (JPY)	4,472,499
59,859	NEC Corp. (JPY)	4,927,792
4,972,350	Nippon Telegraph & Telephone Corp. (JPY)	4,691,421
248,959	Renesas Electronics Corp. (JPY)	4,656,086
368,898	SoftBank Corp. (JPY)	4,504,320
56,176	Sony Group Corp. (JPY)	4,762,513
		39,548,393
	Malaysia — 0.5%
2,620,055	CelcomDigi Bhd (MYR)	2,043,837
	Mexico — 0.6%
2,508,378	America Movil S.A.B. de C.V., Series B (MXN)	2,134,761
	Netherlands — 2.8%
562,281	Koninklijke KPN N.V. (EUR)	2,155,787
16,692	NXP Semiconductors N.V.	4,491,650
104,352	STMicroelectronics N.V. (EUR) (f)	4,120,996
		10,768,433
	New Zealand — 0.6%
839,175	Spark New Zealand Ltd. (NZD)	2,126,344
	Norway — 0.5%
178,669	Telenor ASA (NOK)	2,036,529
	Philippines — 0.6%
62,080	Globe Telecom, Inc. (PHP)	2,224,368
	Qatar — 0.6%
775,629	Ooredoo QPSC (QAR)	2,172,869
	Russia — 0.0%
755,018	Mobile TeleSystems PJSC, ADR (d) (g) (h) (i)	0
	Singapore — 0.6%
1,102,252	Singapore Telecommunications Ltd. (SGD)	2,235,393
	South Africa — 1.2%
477,832	MTN Group Ltd. (ZAR)	2,230,824
430,246	Vodacom Group Ltd. (ZAR)	2,305,917
		4,536,741
	South Korea — 5.0%
157,010	KT Corp., ADR	2,146,327
64,614	LG Electronics, Inc. (KRW)	5,205,734

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
84,970	Samsung Electronics Co., Ltd. (KRW)	$5,030,915
41,990	Samsung SDS Co., Ltd. (KRW)	4,529,978
56,315	SK Telecom Co., Ltd. (KRW)	2,106,954
		19,019,908
	Spain — 1.0%
58,524	Cellnex Telecom S.A. (EUR) (c) (d) (e)	1,903,479
456,564	Telefonica S.A. (EUR)	1,936,272
		3,839,751
	Sweden — 2.4%
209,783	Tele2 AB, Class B (SEK)	2,111,883
760,384	Telefonaktiebolaget LM Ericsson, Class B (SEK)	4,720,565
806,440	Telia Co., AB (SEK)	2,163,137
		8,995,585
	Switzerland — 0.6%
3,797	Swisscom AG (CHF)	2,136,328
	Taiwan — 11.4%
437,463	Advantech Co., Ltd. (TWD)	4,989,329
940,882	ASE Technology Holding Co., Ltd. (TWD)	4,886,908
537,175	Chunghwa Telecom Co., Ltd. (TWD)	2,078,062
444,457	Delta Electronics, Inc. (TWD)	5,308,851
791,066	Far EasTone Telecommunications Co., Ltd. (TWD)	2,050,727
117,610	MediaTek, Inc. (TWD)	5,075,413
1,442,389	Taiwan Mobile Co., Ltd. (TWD)	4,757,351
27,307	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4,746,230
2,784,940	United Microelectronics Corp. (TWD)	4,781,565
58,629	Wiwynn Corp. (TWD)	4,780,103
		43,454,539
	Thailand — 0.5%
366,800	Advanced Info Service PCL (THB)	2,089,003
	United Arab Emirates — 0.5%
481,944	Emirates Telecommunications Group Co. PJSC (AED)	2,112,523
	United Kingdom — 1.9%
2,842,893	BT Group PLC (GBP)	5,043,738
2,369,535	Vodafone Group PLC (GBP)	2,089,533
		7,133,271
	United States — 34.1%
29,478	Advanced Micro Devices, Inc. (d)	4,781,626
Shares	Description	Value

	United States (Continued)
24,371	American Tower Corp.	$4,737,235
19,811	Analog Devices, Inc.	4,522,059
22,170	Apple, Inc.	4,669,445
15,173	Arista Networks, Inc. (d)	5,317,833
119,216	AT&T, Inc.	2,278,218
3,159	Broadcom, Inc.	5,071,869
96,836	Ciena Corp. (d)	4,665,559
103,544	Cisco Systems, Inc.	4,919,375
47,392	Crown Castle, Inc.	4,630,198
31,577	Digital Realty Trust, Inc.	4,801,283
6,203	Equinix, Inc.	4,693,190
28,109	F5, Inc. (d)	4,841,213
225,903	Hewlett Packard Enterprise Co.	4,782,367
153,565	Intel Corp.	4,755,908
27,950	International Business Machines Corp.	4,833,953
132,911	Juniper Networks, Inc.	4,845,935
34,202	Keysight Technologies, Inc. (d)	4,677,124
64,390	Marvell Technology, Inc.	4,500,861
49,975	Microchip Technology, Inc.	4,572,713
33,560	Micron Technology, Inc.	4,414,147
12,452	Motorola Solutions, Inc.	4,807,095
37,728	NVIDIA Corp.	4,660,917
43,448	Qorvo, Inc. (d)	5,041,706
21,930	QUALCOMM, Inc.	4,368,017
24,064	SBA Communications Corp.	4,723,763
46,021	Skyworks Solutions, Inc.	4,904,918
12,080	T-Mobile US, Inc.	2,128,254
52,788	Verizon Communications, Inc.	2,176,977
		130,123,758
	Total Common Stocks	380,839,514
	(Cost $365,610,159)
MONEY MARKET FUNDS — 4.4%
16,968,183	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.11% (j) (k)	16,968,183
	(Cost $16,968,183)

	Total Investments — 104.3%	397,807,697
	(Cost $382,578,342)
	Net Other Assets and Liabilities — (4.3)%	(16,567,947)
	Net Assets — 100.0%	$381,239,750

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	Non-income producing security.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $16,526,753 and the total value of the collateral held by the Fund is $16,968,183.

(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2024, securities noted as such are valued at $0 or 0.0% of net assets.

(i)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(j)	Rate shown reflects yield as of June 30, 2024.
(k)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AED	– United Arab Emirates Dirham
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
INR	– Indian Rupee
JPY	– Japanese Yen
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
PHP	– Philippine Peso
QAR	– Qatari Riyal
SEK	– Swedish Krona
SGD	– Singapore Dollar
THB	– Thai Baht
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Sector Allocation	% of Total Long-Term Investments
Information Technology	60.2%
Communication Services	28.6
Real Estate	6.2
Consumer Discretionary	2.6
Industrials	2.4
Total	100.0%

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Currency Exposure Diversification	% of Total Investments
USD	45.3%
JPY	9.9
TWD	9.7
EUR	8.7
HKD	4.8
KRW	4.3
INR	4.2
SEK	2.3
GBP	1.8
CAD	1.5
ZAR	1.1
IDR	0.6
SGD	0.6
PHP	0.6
QAR	0.6
AUD	0.5
CHF	0.5
MXN	0.5
NZD	0.5
AED	0.5
THB	0.5
MYR	0.5
NOK	0.5
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Russia	$ —**	$ —	$ —	$ —**
Thailand	2,089,003	—	2,089,003	—
Other Country Categories*	378,750,511	378,750,511	—	—
Money Market Funds	16,968,183	16,968,183	—	—
Total Investments	$397,807,697	$395,718,694	$2,089,003	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust S-Network Future Vehicles & Technology ETF (CARZ)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Australia — 0.8%
35,868	IGO Ltd. (AUD)	$134,951
67,097	Pilbara Minerals Ltd. (AUD)	137,414
		272,365
	Austria — 0.6%
155,161	ams-OSRAM AG (CHF) (c)	214,923
	Canada — 0.7%
31,448	Lithium Americas Argentina Corp. (c) (d)	100,634
3,428	Magna International, Inc.	143,633
		244,267
	Cayman Islands — 3.0%
3,682	Ambarella, Inc. (c)	198,644
1,718	Baidu, Inc., ADR (c)	148,573
140,734	Geely Automobile Holdings Ltd. (HKD)	158,412
5,700	Li Auto, Inc., ADR (c)	101,916
39,416	NIO, Inc., ADR (c) (d)	163,970
21,257	XPeng, Inc., ADR (c) (d)	155,814
111,098	Yadea Group Holdings Ltd. (HKD) (e) (f)	140,419
6	ZEEKR Intelligent Technology Holding Ltd., ADR (c)	113
		1,067,861
	Chile — 0.4%
3,436	Sociedad Quimica y Minera de Chile S.A., ADR (d)	140,017
	China — 2.1%
6,355	BYD Co., Ltd., Class H (HKD)	188,801
51,175	Ganfeng Lithium Group Co., Ltd., Class H (HKD) (e) (f)	99,741
118,777	Great Wall Motor Co., Ltd., Class H (HKD)	183,131
34,605	Tianqi Lithium Corp., Class H (HKD)	99,263
53,130	Zhejiang Leapmotor Technology Co., Ltd. (HKD) (c) (e) (f)	182,338
		753,274
	France — 2.8%
11,114	Forvia SE (EUR)	131,583
2,950	Schneider Electric SE (EUR)	708,632
12,759	Valeo SE (EUR)	135,795
		976,010
	Germany — 3.0%
1,898	Bayerische Motoren Werke AG (EUR)	179,647
2,467	Continental AG (EUR)	139,764
7,155	Infineon Technologies AG (EUR)	262,867
Shares	Description	Value

	Germany (Continued)
4,727	Mercedes-Benz Group AG (EUR)	$326,878
1,498	Wacker Chemie AG (EUR)	163,316
		1,072,472
	Indonesia — 0.4%
1,063,167	Merdeka Copper Gold Tbk PT (IDR) (c)	154,524
	Japan — 6.4%
4,400	Aisin Corp. (JPY)	143,385
9,700	Denso Corp. (JPY)	150,603
22,292	Honda Motor Co., Ltd. (JPY)	238,313
4,300	NIDEC CORP. (JPY)	192,029
46,009	Nissan Motor Co., Ltd. (JPY)	156,109
19,100	Panasonic Holdings Corp. (JPY)	156,347
9,900	Renesas Electronics Corp. (JPY)	185,152
7,510	Subaru Corp. (JPY)	159,171
41,960	Toyota Motor Corp. (JPY)	858,030
		2,239,139
	Jersey — 0.9%
2,320	Aptiv PLC (c)	163,374
40,561	Arcadium Lithium PLC (AUD) (c)	133,397
		296,771
	Netherlands — 3.3%
3,751	Alfen N.V. (EUR) (c) (e) (f)	69,336
718	Ferrari N.V.	293,209
1,409	NXP Semiconductors N.V.	379,148
11,944	Stellantis N.V. (EUR)	236,258
4,965	STMicroelectronics N.V.	195,025
7,107	Yandex N.V., Class A (c) (g) (h) (i)	0
		1,172,976
	South Korea — 8.6%
1,003	Ecopro BM Co., Ltd. (KRW) (c)	133,345
955	Hyundai Mobis Co., Ltd. (KRW)	174,488
995	Hyundai Motor Co. (KRW)	213,240
2,147	Kia Corp. (KRW)	201,676
620	LG Chem Ltd. (KRW)	155,619
5,146	Lotte Energy Materials Corp. (KRW)	197,391
3,155	LX Semicon Co., Ltd. (KRW)	186,343
25,663	Samsung Electronics Co., Ltd. (KRW)	1,519,459
588	Samsung SDI Co., Ltd. (KRW)	151,218
3,563	SK IE Technology Co., Ltd. (KRW) (c) (e) (f)	114,151
		3,046,930
	Sweden — 0.7%
9,147	Volvo AB, Class B (SEK)	233,961

First Trust S-Network Future Vehicles & Technology ETF (CARZ)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Switzerland — 0.7%
1,695	TE Connectivity Ltd.	$254,979
	Taiwan — 5.3%
10,748	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,868,110
	United Kingdom — 0.8%
120,409	Polestar Automotive Holding UK PLC, Class A, ADR (c)	94,714
4,977	Sensata Technologies Holding PLC	186,090
		280,804
	United States — 59.3%
16,887	Adeia, Inc.	188,881
9,280	Advanced Micro Devices, Inc. (c)	1,505,309
1,349	Albemarle Corp.	128,856
6,234	Allegro MicroSystems, Inc. (c)	176,048
9,925	Alphabet, Inc., Class A	1,807,839
2,718	Analog Devices, Inc.	620,411
9,039	Apple, Inc.	1,903,794
55,369	Aurora Innovation, Inc. (c)	153,372
5,096	BorgWarner, Inc.	164,295
12,851	Cerence, Inc. (c)	36,368
106,543	ChargePoint Holdings, Inc. (c) (d)	160,880
1,935	Cirrus Logic, Inc. (c)	247,022
767	Cummins, Inc.	212,405
21,429	Ford Motor Co.	268,720
7,512	General Motors Co.	349,008
26,757	indie Semiconductor, Inc., Class A (c)	165,091
23,243	Intel Corp.	719,836
2,264	Lattice Semiconductor Corp. (c)	131,289
1,285	Lear Corp.	146,760
70,319	Lucid Group, Inc. (c) (d)	183,533
122,081	Luminar Technologies, Inc. (c) (d)	181,901
4,708	Marvell Technology, Inc.	329,089
7,841	MaxLinear, Inc. (c)	157,918
2,909	Microchip Technology, Inc.	266,174
6,050	Micron Technology, Inc.	795,756
3,697	Microsoft Corp.	1,652,374
5,597	Mobileye Global, Inc., Class A (c)	157,192
8,173	Nikola Corp. (c) (d)	66,937
17,460	NVIDIA Corp.	2,157,008
2,490	ON Semiconductor Corp. (c)	170,690
2,628	PACCAR, Inc.	270,526
1,518	Qorvo, Inc. (c)	176,149
6,125	QUALCOMM, Inc.	1,219,977
2,820	Rambus, Inc. (c)	165,703
Shares	Description	Value

	United States (Continued)
18,370	Rivian Automotive, Inc., Class A (c)	$246,525
1,340	Silicon Laboratories, Inc. (c)	148,244
2,001	SiTime Corp. (c)	248,884
1,685	Skyworks Solutions, Inc.	179,587
1,900	Synaptics, Inc. (c)	167,580
9,062	Tesla, Inc. (c)	1,793,189
4,993	Texas Instruments, Inc.	971,288
6,310	Wolfspeed, Inc. (c)	143,616
		20,936,024
	Total Common Stocks	35,225,407
	(Cost $34,379,744)
MONEY MARKET FUNDS — 3.4%
18,811	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (j)	18,811
1,181,320	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.11% (j) (k)	1,181,320
	Total Money Market Funds	1,200,131
	(Cost $1,200,131)

	Total Investments — 103.2%	36,425,538
	(Cost $35,579,875)
	Net Other Assets and Liabilities — (3.2)%	(1,124,606)
	Net Assets — 100.0%	$35,300,932

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $1,093,857 and the total value of the collateral held by the Fund is $1,181,320.

(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

First Trust S-Network Future Vehicles & Technology ETF (CARZ)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2024, securities noted as such are valued at $0 or 0.0% of net assets.

(i)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(j)	Rate shown reflects yield as of June 30, 2024.
(k)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
CHF	– Swiss Franc
EUR	– Euro
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
JPY	– Japanese Yen
KRW	– South Korean Won
SEK	– Swedish Krona
USD	– United States Dollar

Sector Allocation	% of Total Long-Term Investments
Information Technology	57.9%
Consumer Discretionary	25.7
Industrials	7.1
Communication Services	5.6
Materials	3.7
Total	100.0%

Currency Exposure Diversification	% of Total Investments
USD	73.4%
KRW	8.4
EUR	6.5
JPY	6.1
HKD	2.9
AUD	1.1
SEK	0.6
CHF	0.6
IDR	0.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Netherlands	$ 1,172,976	$ 1,172,976	$ —	$ —**
Other Country Categories*	34,052,431	34,052,431	—	—
Money Market Funds	1,200,131	1,200,131	—	—
Total Investments	$36,425,538	$36,425,538	$—	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Cloud Computing ETF (SKYY)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Broadline Retail — 4.1%
636,224	Amazon.com, Inc. (a)	$122,950,288
	Communications Equipment — 7.0%
377,139	Arista Networks, Inc. (a)	132,179,677
1,609,395	Cisco Systems, Inc.	76,462,356
		208,642,033
	Diversified Telecommunication Services — 0.6%
17,470,554	Lumen Technologies, Inc. (a)	19,217,609
	Financial Services — 0.7%
772,151	Toast, Inc., Class A (a)	19,898,331
	Health Care Technology — 0.6%
107,369	Veeva Systems, Inc., Class A (a)	19,649,601
	Interactive Media & Services — 4.0%
650,755	Alphabet, Inc., Class A	118,535,023
	IT Services — 20.6%
811,328	Akamai Technologies, Inc. (a)	73,084,426
1,105,582	Cloudflare, Inc., Class A (a)	91,575,357
1,297,524	DigitalOcean Holdings, Inc. (a)	45,088,959
2,378,152	Fastly, Inc., Class A (a)	17,526,980
672,791	International Business Machines Corp.	116,359,203
396,281	MongoDB, Inc. (a)	99,054,399
948,904	Shopify, Inc., Class A (a)	62,675,109
137,386	Snowflake, Inc., Class A (a)	18,559,475
977,834	Twilio, Inc., Class A (a)	55,550,750
232,268	Wix.com Ltd. (a)	36,946,871
		616,421,529
	Media — 0.7%
201,652	Trade Desk (The), Inc., Class A (a)	19,695,351
	Professional Services — 1.2%
128,745	Paycom Software, Inc.	18,415,685
131,598	Paylocity Holding Corp. (a)	17,351,196
		35,766,881
	Software — 50.4%
126,197	Adobe, Inc. (a)	70,107,481
81,943	Appfolio, Inc., Class A (a)	20,040,800
698,331	Appian Corp., Class A (a)	21,550,495
688,852	AppLovin Corp., Class A (a)	57,326,263
1,433,656	Asana, Inc., Class A (a)	20,056,847
357,820	Atlassian Corp., Class A (a)	63,291,202
240,047	Blackbaud, Inc. (a)	18,284,380
392,063	BlackLine, Inc. (a)	18,995,452
686,576	Box, Inc., Class A (a)	18,153,069
2,161,250	Confluent, Inc., Class A (a)	63,821,713
Shares	Description	Value

	Software (Continued)
59,646	Crowdstrike Holdings, Inc., Class A (a)	$22,855,751
169,806	Datadog, Inc., Class A (a)	22,022,140
341,783	DocuSign, Inc. (a)	18,285,391
830,413	Dropbox, Inc., Class A (a)	18,659,380
179,810	Elastic N.V. (a)	20,482,157
1,200,335	Five9, Inc. (a)	52,934,774
1,189,397	Gitlab, Inc., Class A (a)	59,136,819
91,854	HubSpot, Inc. (a)	54,174,571
32,456	Intuit, Inc.	21,330,408
826,379	Klaviyo, Inc., Class A (a)	20,568,573
270,410	Microsoft Corp.	120,859,749
2,029,382	Nutanix, Inc., Class A (a)	115,370,367
639,631	Open Text Corp.	19,214,515
957,892	Oracle Corp.	135,254,350
63,441	Palo Alto Networks, Inc. (a)	21,507,133
307,617	Q2 Holdings, Inc. (a)	18,558,534
133,048	Qualys, Inc. (a)	18,972,645
1,139,038	RingCentral, Inc., Class A (a)	32,120,872
239,412	Salesforce, Inc.	61,552,825
205,100	SAP SE, ADR	41,370,721
85,440	ServiceNow, Inc. (a)	67,213,085
505,654	Smartsheet, Inc., Class A (a)	22,289,228
573,024	Sprout Social, Inc., Class A (a)	20,445,496
88,481	Workday, Inc., Class A (a)	19,780,812
729,214	Workiva, Inc. (a)	53,225,330
305,009	Zoom Video Communications, Inc., Class A (a)	18,053,483
110,080	Zscaler, Inc. (a)	21,156,275
1,843,272	Zuora, Inc., Class A (a)	18,303,691
		1,507,326,777
	Technology Hardware, Storage & Peripherals — 10.1%
402,176	Dell Technologies, Inc., Class C	55,464,092
3,180,038	Hewlett Packard Enterprise Co.	67,321,405
466,060	NetApp, Inc.	60,028,528
1,861,923	Pure Storage, Inc., Class A (a)	119,554,076
		302,368,101
	Total Common Stocks	2,990,471,524
	(Cost $2,475,450,227)

First Trust Cloud Computing ETF (SKYY)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.0%
1,238,910	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (b)	$1,238,910
	(Cost $1,238,910)

	Total Investments — 100.0%	2,991,710,434
	(Cost $2,476,689,137)
	Net Other Assets and Liabilities — (0.0)%	(262,727)
	Net Assets — 100.0%	$2,991,447,707

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,990,471,524	$ 2,990,471,524	$ —	$ —
Money Market Funds	1,238,910	1,238,910	—	—
Total Investments	$2,991,710,434	$2,991,710,434	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust International Equity Opportunities ETF (FPXI)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Australia — 1.0%
44,857	Aristocrat Leisure Ltd. (AUD)	$1,489,019
	Belgium — 2.8%
27,544	UCB S.A. (EUR)	4,091,409
	Brazil — 1.3%
743,461	Caixa Seguridade Participacoes S.A. (BRL)	1,903,173
	Canada — 7.3%
84,623	ARC Resources Ltd. (CAD)	1,509,921
24,848	AtkinsRealis Group, Inc. (CAD)	1,075,618
25,236	Celestica, Inc. (CAD) (c)	1,445,114
1,050	Constellation Software, Inc. (CAD)	3,025,455
1,541	Fairfax Financial Holdings Ltd. (CAD)	1,753,083
25,906	RB Global, Inc.	1,978,182
		10,787,373
	Cayman Islands — 12.6%
423,161	NU Holdings Ltd., Class A (c)	5,454,545
44,250	PDD Holdings, Inc., ADR (c)	5,883,038
39,461	SharkNinja, Inc.	2,965,494
869,203	Smoore International Holdings Ltd. (HKD) (d) (e)	1,054,079
121,508	Tencent Music Entertainment Group, ADR	1,707,187
34,313	Trip.com Group Ltd., ADR (c)	1,612,711
		18,677,054
	China — 0.9%
2,031,750	CRRC Corp., Ltd., Class H (HKD)	1,311,302
	Denmark — 4.9%
50,584	Novo Nordisk A/S, ADR	7,220,360
	Germany — 4.8%
58,270	Daimler Truck Holding AG (EUR)	2,319,567
64,504	Dr. Ing hc F Porsche AG (Preference Shares) (EUR) (d) (e)	4,802,483
		7,122,050
	Indonesia — 3.5%
7,702,062	Amman Mineral Internasional PT (IDR) (c)	5,173,904
	Ireland — 6.9%
33,943	CRH PLC	2,545,046
5,854	ICON PLC (c)	1,835,053
76,408	nVent Electric PLC	5,853,617
		10,233,716
Shares	Description	Value

	Israel — 4.8%
24,249	Monday.com Ltd. (c)	$5,838,189
79,380	Teva Pharmaceutical Industries Ltd., ADR (c)	1,289,925
		7,128,114
	Japan — 7.0%
33,200	Kokusai Electric Corp. (JPY)	967,792
68,300	Sega Sammy Holdings, Inc. (JPY)	1,013,951
151,617	SoftBank Corp. (JPY)	1,851,275
70,100	Sompo Holdings, Inc. (JPY)	1,496,634
82,600	TDK Corp. (JPY)	5,064,634
		10,394,286
	Jersey — 1.0%
26,598	Birkenstock Holding PLC (c) (f)	1,447,197
	Kazakhstan — 1.2%
13,453	Kaspi.KZ JSC, ADR	1,735,572
	Luxembourg — 8.2%
318,626	InPost S.A. (EUR) (c)	5,616,690
21,045	Spotify Technology S.A. (c)	6,603,710
		12,220,400
	Netherlands — 3.9%
194,215	Universal Music Group N.V. (EUR)	5,778,091
	Norway — 1.1%
486,090	Var Energi ASA (NOK)	1,717,272
	Saudi Arabia — 0.6%
11,329	SAL Saudi Logistics Services (SAR)	911,369
	South Korea — 0.9%
6,781	Krafton, Inc. (KRW) (c)	1,386,743
	Spain — 0.7%
40,231	Puig Brands S.A., Class B (EUR) (c)	1,124,529
	Sweden — 6.4%
231,531	Nordnet AB publ (SEK)	4,836,396
137,999	Swedish Orphan Biovitrum AB (SEK) (c)	3,692,473
98,593	Tele2 AB, Class B (SEK)	992,534
		9,521,403
	Switzerland — 4.7%
44,583	On Holding AG, Class A (c)	1,729,820
144,957	Sandoz Group AG (CHF)	5,250,043
		6,979,863
	Taiwan — 3.8%
1,320,376	Pegatron Corp. (TWD)	4,253,173
59,926	Yageo Corp. (TWD)	1,348,457
		5,601,630
	United Kingdom — 7.0%
63,064	ARM Holdings PLC, ADR (c)	10,318,532

First Trust International Equity Opportunities ETF (FPXI)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	United States — 2.5%
88,620	Coupang, Inc. (c)	$1,856,589
44,334	Gen Digital, Inc.	1,107,463
418,233	GQG Partners, Inc. (AUD)	789,577
		3,753,629
	Total Common Stocks	148,027,990
	(Cost $119,155,276)
MONEY MARKET FUNDS — 0.2%
266,862	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.11% (g) (h)	266,862
	(Cost $266,862)

	Total Investments — 100.0%	148,294,852
	(Cost $119,422,138)
	Net Other Assets and Liabilities — (0.0)%	(55,248)
	Net Assets — 100.0%	$148,239,604

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $262,093 and the total value of the collateral held by the Fund is $266,862.

(g)	Rate shown reflects yield as of June 30, 2024.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
SAR	– Saudi Riyal
SEK	– Swedish Krona
TWD	– New Taiwan Dollar
USD	– United States Dollar

Sector Allocation	% of Total Long-Term Investments
Information Technology	22.5%
Health Care	15.8
Consumer Discretionary	15.4
Industrials	12.9
Communication Services	12.4
Financials	12.1
Materials	5.2
Energy	2.2
Consumer Staples	1.5
Total	100.0%

Currency Exposure Diversification	% of Total Investments
USD	46.7%
EUR	16.0
JPY	7.0
SEK	6.4
CAD	6.0
TWD	3.8
CHF	3.5
IDR	3.5
HKD	1.6
AUD	1.5
BRL	1.3
NOK	1.2
KRW	0.9
SAR	0.6
Total	100.0%

First Trust International Equity Opportunities ETF (FPXI)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 148,027,990	$ 148,027,990	$ —	$ —
Money Market Funds	266,862	266,862	—	—
Total Investments	$148,294,852	$148,294,852	$—	$—

*	See Portfolio of Investments for country breakout.

First Trust Nasdaq Cybersecurity ETF (CIBR)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.7%
	Canada — 2.7%
8,361,596	BlackBerry Ltd. (c)	$20,736,758
5,101,017	Open Text Corp. (CAD)	153,174,064
		173,910,822
	France — 3.2%
1,331,501	Thales S.A. (EUR)	213,182,757
	India — 8.1%
28,694,397	Infosys Ltd., ADR	534,289,672
	Israel — 7.7%
1,596,781	Check Point Software Technologies Ltd. (c)	263,468,865
830,842	CyberArk Software Ltd. (c)	227,168,820
742,229	Radware Ltd. (c)	13,538,257
		504,175,942
	Japan — 1.6%
2,522,873	Trend Micro, Inc. (JPY)	102,410,862
	United Kingdom — 0.5%
4,810,719	Darktrace PLC (GBP) (c)	35,064,223
	United States — 75.9%
1,025,586	A10 Networks, Inc.	14,204,366
2,605,329	Akamai Technologies, Inc. (c)	234,688,036
1,578,842	Booz Allen Hamilton Holding Corp.	242,983,784
361,771	Broadcom, Inc.	580,834,194
10,336,154	Cisco Systems, Inc.	491,070,677
3,550,237	Cloudflare, Inc., Class A (c)	294,066,131
1,532,283	Crowdstrike Holdings, Inc., Class A (c)	587,155,523
968,813	F5, Inc. (c)	166,858,663
4,051,172	Fortinet, Inc. (c)	244,164,136
9,678,436	Gen Digital, Inc.	241,767,331
1,634,244	Leidos Holdings, Inc.	238,403,515
1,068,036	NetScout Systems, Inc. (c)	19,534,378
2,686,353	Okta, Inc. (c)	251,469,504
1,629,756	Palo Alto Networks, Inc. (c)	552,503,582
639,660	Qualys, Inc. (c)	91,215,516
1,054,717	Rapid7, Inc. (c)	45,595,416
917,390	Science Applications International Corp.	107,839,194
5,640,858	SentinelOne, Inc., Class A (c)	118,740,061
1,964,817	Tenable Holdings, Inc. (c)	85,626,725
2,018,616	Varonis Systems, Inc. (c)	96,833,010
1,413,954	Zscaler, Inc. (c)	271,747,819
		4,977,301,561
	Total Common Stocks	6,540,335,839
	(Cost $5,168,544,808)
Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
16,000,543	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (d)	$16,000,543
	(Cost $16,000,543)

	Total Investments — 100.0%	6,556,336,382
	(Cost $5,184,545,351)
	Net Other Assets and Liabilities — 0.0%	1,114,528
	Net Assets — 100.0%	$6,557,450,910

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)	Rate shown reflects yield as of June 30, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen

Sector Allocation	% of Total Long-Term Investments
Information Technology	87.7%
Industrials	12.3
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 6,540,335,839	$ 6,540,335,839	$ —	$ —
Money Market Funds	16,000,543	16,000,543	—	—
Total Investments	$6,556,336,382	$6,556,336,382	$—	$—

*	See Portfolio of Investments for country breakout.

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.7%
	Austria — 0.2%
124	BAWAG Group AG (EUR) (c) (d)	$7,848
	Bahamas — 0.1%
165	OneSpaWorld Holdings Ltd. (e)	2,536
	Belgium — 2.9%
166	Solvay S.A. (EUR)	5,843
166	Syensqo S.A. (EUR)	14,857
612	UCB S.A. (EUR)	90,907
		111,607
	Bermuda — 2.8%
220	BW LPG Ltd. (NOK) (c) (d)	4,086
1,299	Conduit Holdings Ltd. (GBP)	8,112
8,022	Hafnia Ltd. (NOK)	67,395
268	SiriusPoint Ltd. (e)	3,269
679	Viking Holdings Ltd. (e)	23,045
		105,907
	Cayman Islands — 0.3%
794	Amer Sports, Inc. (e)	9,981
	Cyprus — 0.3%
1,795	HeadHunter Group PLC, ADR (e) (f) (g) (h)	0
880	Theon International PLC (EUR) (e)	12,044
		12,044
	Denmark — 3.3%
552	Cadeler A/S (NOK) (e)	3,485
842	Novo Nordisk A/S, Class B (DKK)	121,586
		125,071
	Finland — 0.9%
3,944	Mandatum Oyj (EUR)	17,647
1,599	Puuilo Oyj (EUR)	17,262
		34,909
	France — 0.0%
80	Exosens SAS (EUR) (e)	1,817
	Germany — 12.3%
1,941	Daimler Truck Holding AG (EUR)	77,266
1,432	Dr. Ing hc F Porsche AG (Preference Shares) (EUR) (c) (d)	106,616
4,152	E.ON SE (EUR)	54,493
182	Hensoldt AG (EUR)	6,693
2,201	Ionos SE (EUR) (e)	59,872
157	RENK Group AG (EUR)	4,250
1,257	Siemens Energy AG (EUR) (e)	32,726
Shares	Description	Value

	Germany (Continued)
1,773	Siemens Healthineers AG (EUR) (c) (d)	$102,155
786	Traton SE (EUR)	25,716
		469,787
	Greece — 0.1%
472	Athens International Airport S.A. (EUR)	3,968
116	Optima bank S.A. (EUR)	1,493
		5,461
	Ireland — 8.2%
861	CRH PLC	64,558
162	ICON PLC (e)	50,782
2,610	nVent Electric PLC	199,952
		315,292
	Israel — 4.4%
3,227	Cellebrite DI Ltd. (e)	38,563
538	Monday.com Ltd. (e)	129,529
281	Riskified Ltd., Class A (e)	1,795
		169,887
	Italy — 3.0%
532	Ferretti S.p.A. (EUR)	1,590
151	Intercos S.p.A. (EUR)	2,448
4,747	Lottomatica Group S.p.A. (EUR)	57,396
55	Sanlorenzo S.p.A. (EUR)	2,274
5,135	Technoprobe S.p.A. (EUR) (e)	50,594
		114,302
	Jersey — 2.7%
1,181	Birkenstock Holding PLC (e)	64,258
1,612	CVC Capital Partners PLC (EUR) (c) (d) (e)	29,581
252	Janus Henderson Group PLC	8,495
341	Yellow Cake PLC (GBP) (c) (d) (e)	2,509
		104,843
	Kazakhstan — 1.0%
299	Kaspi.KZ JSC, ADR	38,574
	Luxembourg — 8.4%
8,308	Allegro.eu S.A. (PLN) (c) (d) (e)	77,804
419	Alvotech S.A. (e)	5,095
940	Ardagh Metal Packaging S.A.	3,196
6,288	InPost S.A. (EUR) (e)	110,844
399	Spotify Technology S.A. (e)	125,202
		322,141
	Netherlands — 5.0%
713	CTP N.V. (EUR) (c) (d)	12,156
394	Ermenegildo Zegna N.V.	4,665
162	Immatics N.V. (e)	1,882
530	Merus N.V. (e)	31,360
141	Newamsterdam Pharma Co. N.V. (e)	2,709

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Netherlands (Continued)
231	Pluxee N.V. (EUR) (e)	$6,480
1,998	Technip Energies N.V. (EUR)	44,807
2,876	Universal Music Group N.V. (EUR)	85,564
		189,623
	Norway — 4.2%
2,777	DOF Group ASA (NOK) (e)	25,164
423	Elopak ASA (NOK)	1,432
2,099	Hoegh Autoliners ASA (NOK)	24,731
4,881	Norconsult Norge A/S (NOK)	15,635
4,723	Orkla ASA (NOK)	38,374
270	SmartCraft ASA (NOK) (e)	784
2,200	Telenor ASA (NOK)	25,076
7,849	Var Energi ASA (NOK)	27,729
		158,925
	Spain — 0.7%
893	Puig Brands S.A., Class B (EUR) (e)	24,961
	Sweden — 18.5%
3,944	Alleima AB (SEK)	25,601
7,346	Atlas Copco AB, Class A (SEK)	138,062
3,355	BoneSupport Holding AB (SEK) (c) (d) (e)	83,250
239	Engcon AB (SEK)	1,957
1,953	EQT AB (SEK)	57,711
2,429	Hemnet Group AB (SEK)	73,381
4,640	Munters Group AB (SEK) (c) (d)	87,468
6,129	Nordnet AB publ (SEK)	128,027
3,579	Rusta AB (SEK) (e)	26,339
2,228	Swedish Orphan Biovitrum AB (SEK) (e)	59,615
236	Synsam AB (SEK)	1,174
1,095	Tele2 AB, Class B (SEK)	11,023
677	Yubico AB (SEK) (e)	14,468
		708,076
	Switzerland — 7.4%
1,040	Accelleron Industries AG (CHF)	40,746
786	Alcon, Inc.	70,017
374	Galderma Group AG (CHF) (e)	30,787
2,227	On Holding AG, Class A (e)	86,408
1,525	Sandoz Group AG (CHF)	55,232
		283,190
	United Kingdom — 11.9%
2,307	Alphawave IP Group PLC (GBP) (e)	4,199
1,812	ARM Holdings PLC, ADR (e)	296,480
126	Ashtead Technology Holdings PLC (GBP)	1,211
Shares	Description	Value

	United Kingdom (Continued)
767	Baltic Classifieds Group PLC (GBP)	$2,327
711	Centessa Pharmaceuticals PLC, ADR (e)	6,420
1,101	Darktrace PLC (GBP) (e)	8,025
2,557	Deliveroo PLC (GBP) (c) (d) (e)	4,231
1,532	Finablr PLC (GBP) (c) (e) (f) (g) (h)	0
708	Frasers Group PLC (GBP) (e)	7,898
14,357	Haleon PLC (GBP)	58,547
1,633	Just Group PLC (GBP)	2,176
1,701	Petershill Partners PLC (GBP) (c) (d)	4,483
304	Raspberry PI Holdings PLC (GBP) (e)	1,539
3,969	Rentokil Initial PLC (GBP)	23,139
6,536	Trustpilot Group PLC (GBP) (c) (d) (e)	17,764
2,238	Wise PLC, Class A (GBP) (e)	19,280
		457,719
	United States — 1.1%
1,723	Gen Digital, Inc.	43,041
	Total Common Stocks	3,817,542
	(Cost $3,099,288)
MONEY MARKET FUNDS — 0.1%
4,743	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (i)	4,743
	(Cost $4,743)

	Total Investments — 99.8%	3,822,285
	(Cost $3,104,031)
	Net Other Assets and Liabilities — 0.2%	9,188
	Net Assets — 100.0%	$3,831,473

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Non-income producing security.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2024, securities noted as such are valued at $0 or 0.0% of net assets.

(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(i)	Rate shown reflects yield as of June 30, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
PLN	– Polish Zloty
SEK	– Swedish Krona
USD	– United States Dollar

Sector Allocation	% of Total Long-Term Investments
Industrials	21.5%
Health Care	18.7
Information Technology	17.0
Consumer Discretionary	12.9
Communication Services	8.9
Financials	8.6
Energy	4.4
Consumer Staples	3.3
Materials	3.0
Utilities	1.4
Real Estate	0.3
Total	100.0%

Currency Exposure Diversification	% of Total Investments
USD	34.5%
EUR	28.1
SEK	18.5
NOK	6.1
GBP	4.3
CHF	3.3
DKK	3.2
PLN	2.0
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cyprus	$ 12,044	$ 12,044	$ —	$ —**
United Kingdom	457,719	457,719	—	—**
Other Country Categories*	3,347,779	3,347,779	—	—
Money Market Funds	4,743	4,743	—	—
Total Investments	$3,822,285	$3,822,285	$—	$—**

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Dow Jones International Internet ETF (FDNI)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 97.8%
	Australia — 3.4%
10,507	CAR Group Ltd. (AUD)	$247,074
1,435	REA Group Ltd. (AUD)	188,260
9,923	SEEK Ltd. (AUD)	141,395
5,109	WiseTech Global Ltd. (AUD)	341,843
		918,572
	Canada — 9.1%
2,375	Descartes Systems Group (The), Inc. (CAD) (c)	230,113
33,692	Shopify, Inc., Class A (CAD) (c)	2,226,595
		2,456,708
	Cayman Islands — 49.5%
295,148	Alibaba Group Holding Ltd. (HKD)	2,664,592
63,548	Baidu, Inc., Class A (HKD) (c)	693,742
70,115	JD.com, Inc., Class A (HKD)	927,498
9,306	Kanzhun Ltd., ADR	175,046
69,884	Kuaishou Technology (HKD) (c) (d) (e)	413,001
84,925	Meituan, Class B (HKD) (c) (d) (e)	1,208,235
48,696	NetEase, Inc. (HKD)	929,764
18,560	PDD Holdings, Inc., ADR (c)	2,467,552
9,723	Sea Ltd., ADR (c)	694,417
58,981	Tencent Holdings Ltd. (HKD)	2,812,701
17,459	Tencent Music Entertainment Group, ADR	245,299
7,506	Vipshop Holdings Ltd., ADR	97,728
		13,329,575
	Germany — 1.6%
5,825	Delivery Hero SE (EUR) (c) (d) (e)	138,178
2,090	Scout24 SE (EUR) (d) (e)	159,366
6,099	Zalando SE (EUR) (c) (d) (e)	142,980
		440,524
	Indonesia — 0.3%
27,779,581	GoTo Gojek Tokopedia Tbk PT (IDR) (c)	84,823
	Ireland — 3.4%
4,946	Flutter Entertainment PLC (GBP) (c)	904,382
	Isle Of Man — 0.5%
17,800	Entain PLC (GBP)	141,756
	Israel — 0.9%
1,550	Wix.com Ltd. (c)	246,558
	Japan — 2.7%
74,476	LY Corp. (JPY)	180,022
11,872	M3, Inc. (JPY)	113,156
Shares	Description	Value

	Japan (Continued)
12,382	Nexon Co., Ltd. (JPY)	$228,954
41,273	Rakuten Group, Inc. (JPY) (c)	212,894
		735,026
	Luxembourg — 4.7%
4,033	Spotify Technology S.A. (c)	1,265,515
	Netherlands — 9.3%
865	Adyen N.V. (EUR) (c) (d) (e)	1,031,238
40,927	Prosus N.V. (EUR)	1,457,812
15,088	Yandex N.V., Class A (c) (f) (g) (h)	0
		2,489,050
	New Zealand — 1.3%
3,947	Xero Ltd. (AUD) (c)	359,146
	South Africa — 3.6%
4,967	Naspers Ltd., Class N (ZAR)	973,872
	South Korea — 3.5%
8,430	Kakao Corp. (KRW)	248,950
916	Krafton, Inc. (KRW) (c)	187,326
4,152	NAVER Corp. (KRW)	503,428
		939,704
	United Kingdom — 1.5%
25,172	Auto Trader Group PLC (GBP) (d) (e)	254,940
22,456	Rightmove PLC (GBP)	152,436
		407,376
	United States — 2.5%
31,908	Coupang, Inc. (c)	668,473
	Total Common Stocks	26,361,060
	(Cost $35,123,854)
MONEY MARKET FUNDS — 1.9%
508,590	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (i)	508,590
	(Cost $508,590)

	Total Investments — 99.7%	26,869,650
	(Cost $35,632,444)
	Net Other Assets and Liabilities — 0.3%	68,651
	Net Assets — 100.0%	$26,938,301

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.

First Trust Dow Jones International Internet ETF (FDNI)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2024, securities noted as such are valued at $0 or 0.0% of net assets.

(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(i)	Rate shown reflects yield as of June 30, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
JPY	– Japanese Yen
KRW	– South Korean Won
USD	– United States Dollar
ZAR	– South African Rand

Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	45.9%
Communication Services	36.9
Information Technology	12.9
Financials	3.9
Health Care	0.4
Total	100.0%

Currency Exposure Diversification	% of Total Investments
HKD	35.9%
USD	23.7
EUR	10.9
CAD	9.2
GBP	5.4
AUD	4.8
ZAR	3.6
KRW	3.5
JPY	2.7
IDR	0.3
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Netherlands	$ 2,489,050	$ 2,489,050	$ —	$ —**
Other Country Categories*	23,872,010	23,872,010	—	—
Money Market Funds	508,590	508,590	—	—
Total Investments	$26,869,650	$26,869,650	$—	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Bloomberg Emerging Market Democracies ETF (EMDM)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.9%
	Brazil — 12.6%
19,601	Ambev S.A. (BRL)	$40,008
24,274	B3 S.A. - Brasil Bolsa Balcao (BRL)	44,465
29,036	Banco Bradesco S.A. (Preference Shares) (BRL)	64,304
5,832	Banco BTG Pactual S.A. (BRL)	32,247
12,635	Banco do Brasil S.A. (BRL)	60,371
16,665	Banco Santander Brasil S.A. (BRL)	81,863
23,172	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	134,345
27,951	Itausa S.A. (Preference Shares) (BRL)	49,101
4,003	Localiza Rent a Car S.A. (BRL)	30,076
37,094	Petroleo Brasileiro S.A. (Preference Shares) (BRL)	252,487
3,366	Suzano S.A. (BRL)	34,328
13,239	Vale S.A. (BRL)	147,355
6,702	WEG S.A. (BRL)	50,582
		1,021,532
	Hungary — 2.0%
3,217	OTP Bank Nyrt (HUF)	159,843
	India — 15.8%
322	Adani Enterprises Ltd. (INR)	12,268
546	Adani Green Energy Ltd. (INR) (c)	11,713
907	Adani Ports & Special Economic Zone Ltd. (INR)	16,077
553	Asian Paints Ltd. (INR)	19,345
283	Avenue Supermarts Ltd. (INR) (c) (d) (e)	16,008
3,389	Axis Bank Ltd. (INR)	51,422
135	Bajaj Auto Ltd. (INR)	15,383
314	Bajaj Finance Ltd. (INR)	26,794
621	Bajaj Finserv Ltd. (INR)	11,827
2,752	Bharti Airtel Ltd. (INR)	47,657
623	Cipla Ltd. (INR)	11,063
408	Grasim Industries Ltd. (INR)	13,066
1,150	HCL Technologies Ltd. (INR)	20,129
8,614	HDFC Bank Ltd. (INR)	173,938
971	Hindustan Unilever Ltd. (INR)	28,797
7,770	ICICI Bank Ltd. (INR)	111,778
744	IndusInd Bank Ltd. (INR)	13,067
3,741	Infosys Ltd. (INR)	70,289
7,860	ITC Ltd. (INR)	40,050
3,402	Jio Financial Services Ltd. (INR) (c)	14,612
1,599	Kotak Mahindra Bank Ltd. (INR)	34,564
1,172	Larsen & Toubro Ltd. (INR)	49,873
Shares	Description	Value

	India (Continued)
1,032	Mahindra & Mahindra Ltd. (INR)	$35,477
153	Maruti Suzuki India Ltd. (INR)	22,080
417	Nestle India Ltd. (INR)	12,760
5,097	NTPC Ltd. (INR)	23,126
5,011	Power Grid Corp. of India Ltd. (INR)	19,888
3,578	Reliance Industries Ltd. (INR)	134,337
3,606	State Bank of India (INR)	36,712
1,215	Sun Pharmaceutical Industries Ltd. (INR)	22,160
1,056	Tata Consultancy Services Ltd. (INR)	49,441
2,352	Tata Motors Ltd. (INR)	27,917
8,801	Tata Steel Ltd. (INR)	18,366
441	Titan Co., Ltd. (INR)	18,003
239	Trent, Ltd. (INR)	15,706
141	UltraTech Cement Ltd. (INR)	19,729
7,448	Zomato Ltd. (INR) (c)	17,914
		1,283,336
	Mexico — 12.3%
221,251	America Movil S.A.B. de C.V., Series B (MXN)	188,296
110,526	Cemex S.A.B. de C.V., Series CPO (MXN)	70,744
16,484	Fomento Economico Mexicano S.A.B. de C.V., Series UBD (MXN)	177,346
21,998	Grupo Financiero Banorte S.A.B. de C.V., Class O (MXN)	171,415
48,005	Grupo Mexico S.A.B. de C.V., Series B (MXN)	258,222
39,169	Wal-Mart de Mexico S.A.B. de C.V. (MXN)	133,297
		999,320
	Philippines — 1.3%
7,589	SM Investments Corp. (PHP)	107,538
	Poland — 7.2%
3,778	Bank Polska Kasa Opieki S.A. (PLN)	157,665
10,465	ORLEN S.A. (PLN)	175,966
15,870	Powszechna Kasa Oszczednosci Bank Polski S.A. (PLN)	248,044
		581,675
	South Africa — 16.7%
1,485	Capitec Bank Holdings Ltd. (ZAR)	214,583
84,702	FirstRand Ltd. (ZAR)	358,012

First Trust Bloomberg Emerging Market Democracies ETF (EMDM)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Africa (Continued)
2,659	Naspers Ltd., Class N (ZAR)	$521,346
22,425	Standard Bank Group Ltd. (ZAR)	259,837
		1,353,778
	South Korea — 14.5%
270	Celltrion, Inc. (KRW)	34,189
188	Ecopro Co., Ltd. (KRW) (c)	12,306
489	Hana Financial Group, Inc. (KRW)	21,564
225	HLB, Inc. (KRW) (c)	9,562
100	Hyundai Mobis Co., Ltd. (KRW)	18,271
298	Hyundai Motor Co. (KRW)	63,865
525	Kakao Corp. (KRW)	15,504
571	KB Financial Group, Inc. (KRW)	32,563
407	Kia Corp. (KRW)	38,231
88	LG Chem Ltd. (KRW)	22,088
237	NAVER Corp. (KRW)	28,736
119	POSCO Holdings, Inc. (KRW)	31,382
33	Samsung Biologics Co., Ltd. (KRW) (c) (d) (e)	17,429
10,510	Samsung Electronics Co., Ltd. (KRW)	622,278
89	Samsung SDI Co., Ltd. (KRW)	22,888
836	Shinhan Financial Group Co., Ltd. (KRW)	29,243
901	SK Hynix, Inc. (KRW)	154,803
		1,174,902
	Taiwan — 17.5%
4,824	ASE Technology Holding Co., Ltd. (TWD)	25,056
10,928	Cathay Financial Holding Co., Ltd. (TWD)	19,874
5,515	Chunghwa Telecom Co., Ltd. (TWD)	21,335
22,692	CTBC Financial Holding Co., Ltd. (TWD)	26,475
2,394	Delta Electronics, Inc. (TWD)	28,595
17,905	E.Sun Financial Holding Co., Ltd. (TWD)	15,757
6,032	Formosa Plastics Corp. (TWD)	10,691
9,726	Fubon Financial Holding Co., Ltd. (TWD)	23,774
14,966	Hon Hai Precision Industry Co., Ltd. (TWD)	98,723
1,815	MediaTek, Inc. (TWD)	78,326
14,014	Mega Financial Holding Co., Ltd. (TWD)	17,452
727	Novatek Microelectronics Corp. (TWD)	13,580
3,457	Quanta Computer, Inc. (TWD)	33,247
Shares	Description	Value

	Taiwan (Continued)
31,461	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD)	$936,804
5,969	Uni-President Enterprises Corp. (TWD)	14,959
14,071	United Microelectronics Corp. (TWD)	24,159
3,402	Wistron Corp. (TWD)	11,116
15,563	Yuanta Financial Holding Co., Ltd. (TWD)	15,375
		1,415,298
	Total Common Stocks	8,097,222
	(Cost $7,239,670)
RIGHTS (a) (b) — 0.0%
	Brazil — 0.0%
40	Localiza Rent a Car S.A., expiring 08/06/24 (BRL) (c) (f)	64
	(Cost $0)

	Total Investments — 99.9%	8,097,286
	(Cost $7,239,670)
	Net Other Assets and Liabilities — 0.1%	10,511
	Net Assets — 100.0%	$8,107,797

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.

First Trust Bloomberg Emerging Market Democracies ETF (EMDM)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
HUF	– Hungarian Forint
INR	– Indian Rupee
KRW	– South Korean Won
MXN	– Mexican Peso
PHP	– Philippine Peso
PLN	– Polish Zloty
TWD	– New Taiwan Dollar
ZAR	– South African Rand

Sector Allocation	% of Total Long-Term Investments
Financials	33.5%
Information Technology	27.0
Consumer Discretionary	9.8
Materials	8.0
Energy	7.0
Consumer Staples	5.7
Communication Services	3.7
Industrials	3.4
Health Care	1.2
Utilities	0.7
Total	100.0%

Currency Exposure Diversification	% of Total Investments
TWD	17.5%
ZAR	16.7
INR	15.9
KRW	14.5
BRL	12.6
MXN	12.3
PLN	7.2
HUF	2.0
PHP	1.3
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 8,097,222	$ 8,097,222	$ —	$ —
Rights*	64	64	—	—
Total Investments	$8,097,286	$8,097,286	$—	$—

*	See Portfolio of Investments for country breakout.

First Trust Exchange-Traded Fund II
Additional Information
June 30, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
First Trust Cloud Computing ETF
First Trust Nasdaq Cybersecurity ETF
Nasdaq®, ISE CTA Cloud ComputingTM Index, and Nasdaq CTA CybersecurityTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund
First Trust Global Wind Energy ETF
Nasdaq®, Clean Edge®, Nasdaq Clean Edge Smart Grid InfrastructureTM Index, and ISE Clean Edge Global Wind EnergyTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
First Trust Dow Jones Global Select Dividend Index Fund
First Trust Dow Jones International Internet ETF
Dow Jones Global Select Dividend Index and Dow Jones International Internet Index (“S&P Dow Jones Indexes”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.
First Trust Alerian Disruptive Technology Real Estate ETF
First Trust Alerian U.S. NextGen Infrastructure ETF
Alerian, Alerian Disruptive Technology Real Estate Index and Alerian U.S. NextGen Infrastructure Index (“the Alerian Indexes”) are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Funds are not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Alerian Indexes to track general market performances. VettaFi’s only relationship to the Funds is the licensing of the service marks and the Alerian Indexes, which is determined, composed and calculated by VettaFi without regard to First Trust Advisors L.P. or the Funds. VettaFi is not responsible for and has not participated

First Trust Exchange-Traded Fund II
Additional Information (Continued)
June 30, 2024 (Unaudited)
in the determination of the timing of, prices at, or quantities of the Funds issued by First Trust Advisors L.P. VettaFi has no obligation or liability in connection with the issuance, administration, marketing or trading of the Funds.
First Trust Indxx Global Agriculture ETF
First Trust Indxx Global Natural Resources Income ETF
First Trust Indxx NextG ETF
Indxx, Indxx Global Agriculture Index, Indxx Global Natural Resources Income Index and Indxx 5G & NextG Thematic IndexSM (“Indxx Indexes”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such products. The Indxx Indexes are determined, composed and calculated by Indxx without regard to First Trust or the Funds.
First Trust International Equity Opportunities ETF
First Trust IPOX® Europe Equity Opportunities ETF
IPOX®, IPOX® International Index, and IPOX®-100 Europe Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust. The Funds are not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Funds. IPOX® is an international trademark of IPOX Schuster LLC. Index of Initial Public Offerings (IPOX) and IPOX Derivatives Patent No. US 7,698,197.
First Trust STOXX® European Select Dividend Index Fund
The STOXX® Europe Select Dividend 30 Index (“STOXX Index”) is the intellectual property (including registered trademarks) of STOXX Ltd., Zug, Switzerland (“STOXX”), Deutsche Börse Group or their licensors, which is used under license. The Fund is neither sponsored nor promoted, distributed or in any other manner supported by STOXX, Deutsche Börse Group or their licensors, research partners or data providers and STOXX, Deutsche Börse Group and their licensors, research partners or data providers do not give any warranty, and exclude any liability (whether in negligence or otherwise) with respect thereto generally or specifically in relation to any errors, omissions or interruptions in the STOXX Index or its data.
First Trust S-Network Future Vehicles & Technology ETF
S-Network and S-Network Electric & Future Vehicle Ecosystem Index are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Fund is not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance. VettaFi’s only relationship to the Fund is the licensing of the service marks and the Index, which is determined, composed and calculated by VettaFi without regard to First Trust Advisors L.P. or the Fund. VettaFi is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund issued by First Trust Advisors L.P. VettaFi has no obligation or liability in connection with the issuance, administration, marketing or trading of the Fund.
First Trust Bloomberg Emerging Market Democracies ETF
“Bloomberg®” and Bloomberg Emerging Market Democracies Index licensed herein (the “Indices”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Indices (collectively, “Bloomberg”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.